UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

GMO ETF TRUST

(exact name of registrant as specified in charter)

GMO ETF Trust

53 State Street, Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 330-7500

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended February 28, 2026, originally filed with the Securities and Exchange Commission on May  7, 2026 (Inline Viewer: GMO ETF Trust N-CSR 2026-02-28). The purpose of this amendment is to revise a clerical error in the Report of Independent Registered Public Accounting Firm, which was issued on April 24, 2026. The Report of Independent Registered Public Accounting Firm is located within the Annual Financial Statements and Other Information on page 57. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

(a)	Incorporated by reference to the Form N-CSR originally filed with the Securities and Exchange Commission on May 7, 2026 (Inline Viewer: GMO ETF Trust N-CSR 2026-02-28).

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by the report, has adopted a Code of Ethics that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”).

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, there were no substantive amendments to the provisions of the Code of Ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	Incorporated by reference to the Form N-CSR originally filed with the Securities and Exchange Commission on May 7, 2026 (Inline Viewer: GMO ETF Trust N-CSR 2026-02-28).

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)

The Registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the Registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $389,506 for 2026 and $264,200 for 2025.

Effective January 1, 2026, each Fund changed its fiscal year end from June 30 to February 28.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2026 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $95,881 for 2026 and $39,517 for 2025. Services for which fees in the Tax Fees category are billed include PricewaterhouseCoopers LLP’s (“PwC”) review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations and identification and analyzation of the passive foreign investment company status of foreign corporate equities.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for 2026 and $0 for 2025.

(e)(1)

The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)(2)	None.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the last two fiscal years were $95,881 for 2026 and $35,000 for 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
February 28, 2026
GMO Beyond China ETF
GMO Domestic Resilience ETF
GMO Dynamic Allocation ETF
GMO International Quality ETF
GMO International Value ETF
GMO Systematic Investment Grade Credit ETF
GMO Ultra-Short Income ETF
GMO U.S. Quality ETF
GMO U.S. Value ETF

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov or at www.gmo.com.
Information regarding how often shares of the Funds are traded on the New York Stock Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds can be found at www.gmo.com.
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for GMO ETF Trust (formerly known as The 2023 ETF Series Trust II), which contains a complete discussion of the risks associated with an investment in these Funds and other important information. GMO ETF Trust prospectus can be obtained at www.gmo.com or by calling 1-844 761-1102 (toll-free). GMO ETF Trust Statement of Additional Information includes additional information about the Trustees of GMO ETF Trust and is available without charge, upon request, by calling 1-844 761-1102 (toll-free).
An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.

Table of Contents

GMO Beyond China ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 100.1%
	Brazil — 1.4%
24,860	WEG SA	241,011
	Czech Republic — 0.4%
7,740	Moneta Money Bank AS	74,350
	Greece — 0.4%
2,448	Jumbo SA	71,793
	Hungary — 0.3%
385	OTP Bank Nyrt	47,456
	India — 22.2%
1,359	ABB India Ltd.	90,823
2,171	Amara Raja Energy & Mobility Ltd.	20,222
8,709	Asian Paints Ltd.	227,374
10,317	AU Small Finance Bank Ltd.	108,073
33,247	Bajaj Finance Ltd.	364,259
2,268	Balkrishna Industries Ltd.	59,258
26,053	Castrol India Ltd.	53,577
2,425	Ceat Ltd.	93,931
12,290	Chambal Fertilisers & Chemicals Ltd.	61,864
2,988	Coromandel International Ltd.	72,880
3,817	Cummins India Ltd.	205,962
4,536	Deepak Fertilisers & Petrochemicals Corp. Ltd.	49,610
575	Dixon Technologies India Ltd.	66,490
5,125	Eicher Motors Ltd.	451,456
2,148	Finolex Cables Ltd.	21,533
23,280	Firstsource Solutions Ltd.	54,543
9,856	HBL Engineering Ltd.	74,102
7,379	Hero MotoCorp Ltd.	463,538
25,511	Hindalco Industries Ltd.	259,495
4,972	ICICI Bank Ltd. –ADR	151,696
20,845	IRCON International Ltd.	32,893
12,071	JM Financial Ltd.	17,050
783	KEI Industries Ltd.	43,713
1,307	Kirloskar Brothers Ltd.	22,700
17,271	Manappuram Finance Ltd.	53,630
232	Maruti Suzuki India Ltd.	37,823
701	Muthoot Finance Ltd.	25,790
24,061	National Aluminium Co. Ltd.	93,770
1,251	Navin Fluorine International Ltd.	86,011
8,343	Nippon Life India Asset Management Ltd.	85,377
11,253	Paradeep Phosphates Ltd.	14,967
9,315	PCBL Chemical Ltd.	31,618
20,857	Shriram Finance Ltd.	247,484
2,124	SRF Ltd.	59,908
	Total India	3,803,420
	Indonesia — 4.2%
493,100	Aneka Tambang Tbk. PT	127,944
209,700	Astra International Tbk. PT	83,493
Shares	Description	Value ($)
	Indonesia — continued
690,800	Bank Central Asia Tbk. PT	295,645
376,000	Bank Mandiri Persero Tbk. PT	118,306
342,200	Bank Negara Indonesia Persero Tbk. PT	89,811
	Total Indonesia	715,199
	Malaysia — 0.9%
68,000	Gamuda Bhd.	73,225
56,868	Westports Holdings Bhd.	89,884
	Total Malaysia	163,109
	Mexico — 7.7%
2,375	Arca Continental SAB de CV	28,670
16,700	Banco del Bajio SA	55,689
40,883	Cemex SAB de CV –ADR	511,446
21,182	Corp. Inmobiliaria Vesta SAB de CV	77,806
730	Fomento Economico Mexicano SAB de CV –ADR	81,994
61,236	Gentera SAB de CV	177,749
2,810	Gruma SAB de CV –Class B	50,666
13,410	Grupo Financiero Banorte SAB de CV –Class O	152,484
8,350	Grupo Mexico SAB de CV –Class B	105,822
21,608	Wal-Mart de Mexico SAB de CV	70,136
	Total Mexico	1,312,462
	Poland — 2.8%
3,288	Bank Polska Kasa Opieki SA	208,149
381	KGHM Polska Miedz SA *	35,774
12,037	Powszechny Zaklad Ubezpieczen SA	227,861
	Total Poland	471,784
	South Korea — 14.5%
1,729	DB HiTek Co. Ltd.	115,026
1,559	Hyundai Glovis Co. Ltd.	313,751
324	LS Electric Co. Ltd.	177,260
12,411	Samsung Electronics Co. Ltd.	1,867,905
	Total South Korea	2,473,942
	Taiwan — 26.6%
7,452	Advantech Co. Ltd.	80,343
7,696	Bizlink Holding, Inc.	347,677
3,956	Chroma ATE, Inc.	174,915
16,202	Delta Electronics, Inc.	742,330
12,722	Greatek Electronics, Inc.	39,090
20,901	Lite-On Technology Corp.	115,853
9,756	MediaTek, Inc.	607,972
3,733	Parade Technologies Ltd.	65,185
3,601	Phison Electronics Corp.	218,061
30,578	Radiant Opto-Electronics Corp.	119,526
8,401	Realtek Semiconductor Corp.	129,604
9,495	Sinbon Electronics Co. Ltd.	74,230
The accompanying notes are an integral part of the financial statements.

GMO Beyond China ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Shares	Description	Value ($)
	Taiwan — continued
4,876	Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	1,826,452
	Total Taiwan	4,541,238
	Thailand — 8.0%
70,400	Amata Corp. PCL –NVDR	44,163
316,800	AP Thailand PCL –NVDR	93,761
6,700	Bangkok Bank PCL –NVDR	38,258
21,900	Delta Electronics Thailand PCL –NVDR	196,561
35,900	Kasikornbank PCL –NVDR	232,134
518,000	Krung Thai Bank PCL –NVDR	570,742
18,000	SCB X PCL –NVDR	85,990
94,800	Supalai PCL –NVDR	54,285
314,800	WHA Corp. PCL –NVDR	44,154
	Total Thailand	1,360,048
	Turkey — 1.4%
6,800	Arcelik AS *	17,830
14,711	Dogus Otomotiv Servis ve Ticaret AS	73,331
138,408	Mavi Giyim Sanayi Ve Ticaret AS –Class B	143,026
	Total Turkey	234,187
	United Arab Emirates — 3.4%
62,331	Aldar Properties PJSC	183,274
18,477	Emaar Development PJSC	97,339
70,322	Emaar Properties PJSC	310,155
	Total United Arab Emirates	590,768
	Vietnam — 5.9%
92,015	Gelex Group JSC	139,727
33,200	Gemadept Corp.	107,586
58,400	Kinh Bac City Development Holding Corp. *	79,376
137,640	Mobile World Investment Corp.	492,006
17,014	PetroVietnam Gas JSC	70,486
35,500	Vietnam Dairy Products JSC	92,958
23,880	Vietnam Prosperity JSC Bank	26,544
	Total Vietnam	1,008,683
	TOTAL COMMON STOCKS (COST $12,897,901)	17,109,450
Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
65,875	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	65,875
	TOTAL SHORT-TERM INVESTMENTS (COST $65,875)	65,875
	TOTAL INVESTMENTS — 100.5% (Cost $12,963,776)	17,175,325
	Other Assets and Liabilities (net) — (0.5)%	(80,308)
	TOTAL NET ASSETS — 100.0%	$17,095,017

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO Domestic Resilience ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%
	Capital Goods — 48.9%
2,731	Acuity, Inc.	823,642
7,133	AECOM	698,891
2,604	Allegion PLC	419,635
3,596	Applied Industrial Technologies, Inc.	1,016,158
8,308	Arcosa, Inc.	892,944
3,720	Carlisle Cos., Inc.	1,468,544
7,770	Fastenal Co.	357,731
2,728	Ferguson Enterprises, Inc.	711,353
21,824	Fluor Corp. *	1,141,614
1,488	Hubbell, Inc.	761,306
1,736	Huntington Ingalls Industries, Inc.	771,687
7,948	Jacobs Solutions, Inc.	1,095,711
2,108	L3Harris Technologies, Inc.	768,450
1,612	Lockheed Martin Corp.	1,060,825
3,968	MYR Group, Inc. *	1,071,201
2,108	Northrop Grumman Corp.	1,526,993
4,340	Regal Rexnord Corp.	959,053
2,232	Rockwell Automation, Inc.	909,428
776	United Rentals, Inc.	651,840
3,088	WESCO International, Inc.	893,976
56,759	WillScot Holdings Corp.	1,226,562
	Total Capital Goods	19,227,544
	Commercial & Professional Services — 4.0%
5,332	Clean Harbors, Inc. *	1,563,342
	Energy — 9.1%
12,933	ConocoPhillips	1,467,378
7,812	EOG Resources, Inc.	969,313
18,708	EQT Corp.	1,149,046
	Total Energy	3,585,737
	Materials — 14.3%
4,751	Eagle Materials, Inc.	1,063,274
1,984	Martin Marietta Materials, Inc.	1,342,315
5,836	Nucor Corp.	1,032,272
4,803	Steel Dynamics, Inc.	927,603
4,092	Vulcan Materials Co.	1,268,520
	Total Materials	5,633,984
	Software & Services — 1.9%
2,097	Roper Technologies	733,384
	Transportation — 20.2%
2,356	CH Robinson Worldwide, Inc.	436,449
37,326	CSX Corp.	1,593,447
18,212	Knight-Swift Transportation Holdings, Inc.	1,145,899
4,464	Old Dominion Freight Line, Inc.	906,415
2,108	Saia, Inc. *	854,562
8,680	TFI International, Inc.	1,039,170
Shares	Description	Value ($)
	Transportation — continued
7,439	Union Pacific Corp.	1,971,186
	Total Transportation	7,947,128
	TOTAL COMMON STOCKS (COST $33,516,678)	38,691,119
	SHORT-TERM INVESTMENTS — 1.5%
	Money Market Funds — 1.5%
582,323	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	582,323
	TOTAL SHORT-TERM INVESTMENTS (COST $582,323)	582,323
	TOTAL INVESTMENTS — 99.9% (Cost $34,099,001)	39,273,442
	Other Assets and Liabilities (net) — 0.1%	32,282
	TOTAL NET ASSETS — 100.0%	$39,305,724

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO Dynamic Allocation ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	INVESTMENT FUNDS — 99.6%
	United States — 99.6%
35,455	GMO Domestic Resilience ETF (a)	1,054,786
62,840	GMO International Quality ETF (a)	1,762,662
94,980	GMO International Value ETF (a)	3,609,240
86,688	GMO U.S. Quality ETF (a)	3,357,426
118,839	GMO U.S. Value ETF (a)	3,478,418
72,615	Invesco National AMT-Free Municipal Bond ETF	1,713,714
26,185	iShares 3-7 Year Treasury Bond ETF	3,161,053
28,106	iShares Core MSCI Emerging Markets ETF	2,157,417
24,354	iShares Core MSCI International Developed Markets ETF	2,206,959
8,385	iShares MSCI EAFE Small-Cap ETF	718,762
16,365	iShares MSCI Emerging Markets ex China ETF	1,434,883
30,795	iShares MSCI Japan Value ETF	1,422,113
110,244	Schwab Intermediate-Term U.S. Treasury ETF	2,800,198
84,716	State Street SPDR Portfolio Intermediate Term Treasury ETF	2,475,402
44,900	Vanguard Intermediate-Term Treasury ETF	2,726,777
16,742	Vanguard Short-Term Treasury ETF	987,778
	TOTAL INVESTMENT FUNDS (COST $33,252,289)	35,067,588
	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
132,959	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	132,959
	TOTAL SHORT-TERM INVESTMENTS (COST $132,959)	132,959
	TOTAL INVESTMENTS — 100.0% (Cost $33,385,248)	35,200,547
	Other Assets and Liabilities (net) — (0.0%)	(3,958)
	TOTAL NET ASSETS — 100.0%	$35,196,589

Notes to Schedule of Investments:
(a)	Affiliated company (Note 8).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO International Quality ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 99.6%
	Capital Goods — 14.1%
176,282	Assa Abloy AB – Class B	7,529,614
63,540	Knorr-Bremse AG	8,371,294
79,748	Kone OYJ – Class B	6,032,620
111,073	Safran SA – ADR	11,173,944
114,184	Schneider Electric SE – ADR	7,445,939
	Total Capital Goods	40,553,411
	Commercial & Professional Services — 2.5%
399,710	Brambles Ltd.	7,134,097
	Consumer Discretionary Distribution & Retail — 5.2%
222,616	Industria de Diseno Textil SA	14,946,109
	Consumer Durables & Apparel — 4.3%
95,544	LVMH Moet Hennessy Louis Vuitton SE – ADR	12,200,969
	Consumer Services — 6.6%
154,987	Amadeus IT Group SA	9,658,416
299,087	Compass Group PLC – ADR	9,187,953
	Total Consumer Services	18,846,369
	Food, Beverage & Tobacco — 13.7%
788,405	Davide Campari-Milano NV	5,941,614
81,568	Diageo PLC – ADR	7,300,336
50,629	Fomento Economico Mexicano SAB de CV – ADR	5,686,649
105,560	Kerry Group PLC – Class A	9,392,147
34,374	Magnum Ice Cream Co. NV *	545,515
95,510	Nestle SA – ADR	10,414,411
	Total Food, Beverage & Tobacco	39,280,672
	Health Care Equipment & Services — 3.8%
30,335	BioMerieux	3,584,384
41,000	Hoya Corp.	7,420,773
	Total Health Care Equipment & Services	11,005,157
	Household & Personal Products — 7.7%
120,534	L'Oreal SA – ADR	11,266,313
148,641	Unilever PLC – ADR	10,962,274
	Total Household & Personal Products	22,228,587
	Materials — 5.6%
198,411	Air Liquide SA – ADR	8,333,262
399,722	Shin-Etsu Chemical Co. Ltd. – ADR	7,850,540
	Total Materials	16,183,802
	Pharmaceuticals, Biotechnology & Life Sciences — 15.4%
1,039,015	Haleon PLC – ADR	11,501,896
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
72,582	Novartis AG – ADR	12,238,777
143,671	Novo Nordisk AS – ADR	5,380,479
196,767	Roche Holding AG – ADR	11,717,475
16,192	Sartorius Stedim Biotech	3,503,155
	Total Pharmaceuticals, Biotechnology & Life Sciences	44,341,782
	Semiconductors & Semiconductor Equipment — 11.4%
8,404	ASML Holding NV – NY Reg Shares	12,190,506
41,371	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	15,496,749
17,800	Tokyo Electron Ltd.	5,016,348
	Total Semiconductors & Semiconductor Equipment	32,703,603
	Software & Services — 7.1%
8,178	Capgemini SE	1,033,471
884	Constellation Software, Inc.	1,633,564
278,463	Dassault Systemes SE	6,103,542
58,188	SAP SE – ADR	11,726,628
	Total Software & Services	20,497,205
	Transportation — 2.2%
94,288	Ryanair Holdings PLC – ADR	6,363,497
	TOTAL COMMON STOCKS (COST $265,056,484)	286,285,260
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
1,053,795	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	1,053,795
	TOTAL SHORT-TERM INVESTMENTS (COST $1,053,795)	1,053,795
	TOTAL INVESTMENTS — 100.0% (Cost $266,110,279)	287,339,055
	Other Assets and Liabilities (net) — 0.0%	128,706
	TOTAL NET ASSETS — 100.0%	$287,467,761

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO International Value ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Australia — 5.5%
189,823	Aurizon Holdings Ltd.	560,613
189,458	BHP Group Ltd. –ADR	15,454,089
375,372	Fortescue Ltd.	5,647,202
6,982	Rio Tinto Ltd.	831,420
107,464	Woodside Energy Group Ltd. –ADR	2,200,863
	Total Australia	24,694,187
	Austria — 1.2%
47,874	OMV AG	3,099,922
41,686	Raiffeisen Bank International AG	2,081,566
	Total Austria	5,181,488
	Belgium — 0.2%
13,413	Ageas SA	996,890
	Canada — 13.3%
11,461	Alimentation Couche-Tard, Inc.	695,533
39,019	Bank of Montreal	5,615,498
176,833	Bank of Nova Scotia	13,395,100
17,389	Canadian Imperial Bank of Commerce	1,755,593
14,718	Empire Co. Ltd. –Class A	522,017
509	Fairfax Financial Holdings Ltd.	875,981
13,464	IGM Financial, Inc.	669,819
20,559	Magna International, Inc.	1,296,245
197,229	Manulife Financial Corp.	7,009,519
10,908	Nutrien Ltd.	818,864
16,008	Open Text Corp.	396,518
54,246	Parex Resources, Inc.	848,656
20,342	Power Corp. of Canada	1,021,835
9,317	Russel Metals, Inc.	328,132
131,999	Sun Life Financial, Inc.	8,652,534
6,745	Suncor Energy, Inc.	381,227
157,862	Toronto-Dominion Bank	15,378,251
	Total Canada	59,661,322
	Denmark — 0.9%
424	AP Moller - Maersk AS –Class A	1,039,282
1,059	AP Moller - Maersk AS –Class B	2,625,059
48,726	H Lundbeck AS	298,508
	Total Denmark	3,962,849
	Finland — 0.3%
35,018	Valmet OYJ	1,178,011
	France — 9.8%
4,583	Arkema SA	335,476
24,639	AXA SA	1,207,043
124,465	BNP Paribas SA	14,044,981
2,268	Capgemini SE	286,612
39,094	Carrefour SA	741,174
26,558	Credit Agricole SA	589,491
Shares	Description	Value ($)
	France — continued
177,624	Sanofi SA –ADR	8,643,184
8,576	Teleperformance SE	521,668
199,063	TotalEnergies SE	15,992,721
112,904	Valeo SE	1,639,577
	Total France	44,001,927
	Germany — 7.1%
40,734	Bayerische Motoren Werke AG	4,305,826
52,967	Daimler Truck Holding AG	2,693,068
63,835	Deutsche Bank AG	2,285,074
95,448	Deutsche Post AG	5,650,346
190,885	Deutsche Telekom AG –ADR	7,688,848
8,224	DWS Group GmbH & Co. KGaA	583,535
14,288	Evonik Industries AG	249,695
51,082	Fresenius Medical Care AG	2,381,143
12,136	Henkel AG & Co. KGaA	1,100,587
70,923	Mercedes-Benz Group AG	4,944,355
	Total Germany	31,882,477
	Hong Kong — 2.6%
273,000	CK Asset Holdings Ltd.	1,737,089
421,000	CK Hutchison Holdings Ltd.	3,465,552
58,500	Kerry Properties Ltd.	188,584
230,000	Sun Hung Kai Properties Ltd.	4,292,251
1,648,000	WH Group Ltd.	2,072,797
	Total Hong Kong	11,756,273
	Ireland — 0.3%
82,062	AIB Group PLC	858,136
26,055	Bank of Ireland Group PLC	509,056
	Total Ireland	1,367,192
	Israel — 1.5%
104,740	Bank Hapoalim BM	2,641,069
48,608	Bank Leumi Le-Israel BM	1,175,710
73,492	ICL Group Ltd.	347,448
112,211	Israel Discount Bank Ltd. –Class A	1,357,952
7,637	Mizrahi Tefahot Bank Ltd.	571,934
25,704	ZIM Integrated Shipping Services Ltd.	741,046
	Total Israel	6,835,159
	Italy — 1.8%
22,729	Banco BPM SpA	336,647
4,120	Buzzi SpA	238,444
79,134	Intesa Sanpaolo SpA	545,600
65,175	MFE-MediaForEurope NV –Class A	238,272
131,714	Stellantis NV	1,080,251
534,608	Telecom Italia SpA *	401,883
60,920	Tenaris SA –ADR	3,314,048
71,167	Unipol Assicurazioni SpA	1,779,364
	Total Italy	7,934,509
The accompanying notes are an integral part of the financial statements.

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Shares	Description	Value ($)
	Japan — 22.2%
132,200	Asahi Group Holdings Ltd.	1,438,696
96,000	Asahi Kasei Corp.	1,133,878
43,900	Brother Industries Ltd.	908,557
4,800	Credit Saison Co. Ltd.	146,676
7,600	Daikin Industries Ltd.	969,193
47,900	Daito Trust Construction Co. Ltd.	1,104,217
104,600	Daiwa House Industry Co. Ltd.	3,779,706
116,100	Denso Corp.	1,672,750
19,000	FUJIFILM Holdings Corp.	394,685
32,900	Hitachi Construction Machinery Co. Ltd.	1,480,410
251,462	Honda Motor Co. Ltd. –ADR	7,584,094
291,000	Inpex Corp.	7,080,972
55,600	Isuzu Motors Ltd.	1,039,084
230,700	Japan Post Holdings Co. Ltd.	3,007,749
22,600	Kawasaki Kisen Kaisha Ltd.	363,678
84,800	Kirin Holdings Co. Ltd.	1,469,943
126,700	Komatsu Ltd.	6,111,684
175,153	Kubota Corp.	3,562,168
35,900	Mazda Motor Corp.	319,195
225,600	Mitsui & Co. Ltd.	8,482,843
21,300	Mitsui OSK Lines Ltd.	790,813
12,900	MS&AD Insurance Group Holdings, Inc.	361,479
111,300	Nippon Yusen KK	3,826,528
8,300	Niterra Co. Ltd.	420,036
8,438,600	NTT, Inc.	8,283,785
84,000	Ono Pharmaceutical Co. Ltd.	1,438,594
123,100	ORIX Corp.	4,369,374
6,500	Otsuka Holdings Co. Ltd.	445,778
396,800	Panasonic Holdings Corp.	6,446,269
26,500	Ricoh Co. Ltd.	249,448
38,900	Seiko Epson Corp.	527,460
66,000	Sekisui Chemical Co. Ltd.	1,288,598
56,400	Sekisui House Ltd.	1,381,785
98,500	Shionogi & Co. Ltd.	2,311,043
19,500	Sojitz Corp.	884,065
42,200	Subaru Corp.	801,628
84,000	Sumitomo Corp.	3,583,978
60,600	Sumitomo Forestry Co. Ltd.	657,747
27,000	Suntory Beverage & Food Ltd.	850,120
60,900	Suzuki Motor Corp.	924,429
38,000	Tosoh Corp.	664,176
31,000	Toyo Tire Corp.	958,198
12,379	Toyota Motor Corp.	3,000,422
45,700	Toyota Tsusho Corp.	2,044,963
125,500	Yamaha Motor Co. Ltd.	998,921
	Total Japan	99,559,815
	Netherlands — 2.1%
66,930	ABN AMRO Bank NV	2,242,836
133,310	ING Groep NV –ADR	3,835,329
43,465	Koninklijke Ahold Delhaize NV	2,145,234
60,508	Signify NV	1,409,906
	Total Netherlands	9,633,305
Shares	Description	Value ($)
	Norway — 2.5%
338,078	Equinor ASA –ADR	10,084,867
89,317	Orkla ASA	1,222,105
	Total Norway	11,306,972
	Singapore — 0.7%
107,200	Oversea-Chinese Banking Corp. Ltd.	1,816,188
44,400	United Overseas Bank Ltd.	1,297,706
	Total Singapore	3,113,894
	Spain — 4.9%
579,997	Banco Bilbao Vizcaya Argentaria SA –ADR	13,415,331
192,172	Banco Santander SA	2,450,090
262,160	Repsol SA	5,890,244
	Total Spain	21,755,665
	Sweden — 3.2%
40,917	Essity AB –Class B	1,302,168
96,450	Husqvarna AB –Class B	464,750
25,065	Investor AB –Class B	1,048,817
95,072	SSAB AB –Class B	841,237
33,350	Swedbank AB –Class A	1,284,852
402,336	Telefonaktiebolaget LM Ericsson –ADR	4,667,098
124,889	Volvo AB –Class B	4,866,847
	Total Sweden	14,475,769
	Switzerland — 7.6%
44,100	Adecco Group AG	1,236,647
78,661	Nestle SA –ADR	8,577,196
68,571	Novartis AG –ADR	11,562,442
19,448	Roche Holding AG	9,283,236
2,474	Roche Holding AG – Class BR	1,227,266
15,372	Sandoz Group AG –ADR	1,353,043
813	Swisscom AG	762,931
	Total Switzerland	34,002,761
	United Kingdom — 10.2%
63,881	3i Group PLC	2,859,886
211,237	Aberdeen Group PLC	625,713
45,507	Associated British Foods PLC	1,212,446
5,434	Berkeley Group Holdings PLC	316,652
989,317	BT Group PLC	2,890,494
12,727	Coca-Cola HBC AG –Class DI	824,990
18,262	DCC PLC	1,276,070
35,043	Drax Group PLC	418,892
238,162	GSK PLC –ADR	14,082,519
36,545	HSBC Holdings PLC –ADR	3,404,532
23,406	IG Group Holdings PLC	410,376
717,215	ITV PLC	771,794
152,376	J Sainsbury PLC	716,670
464,176	Kingfisher PLC	2,317,652
124,693	Rio Tinto PLC –ADR	12,387,003
The accompanying notes are an integral part of the financial statements.

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Shares	Description	Value ($)
	United Kingdom — continued
177,300	Schroders PLC	1,400,180
	Total United Kingdom	45,915,869
	TOTAL COMMON STOCKS (COST $370,022,582)	439,216,334

	PREFERRED STOCKS (a) — 1.4%
	Germany — 1.4%
4,397	Bayerische Motoren Werke AG	461,879
26,583	Volkswagen AG	3,178,740
29,218	Henkel AG & Co. KGaA	2,871,706
	Total Germany	6,512,325
	TOTAL PREFERRED STOCKS (COST $5,859,540)	6,512,325

	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
2,635,456	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	2,635,456
	TOTAL SHORT-TERM INVESTMENTS (COST $2,635,456)	2,635,456
	TOTAL INVESTMENTS — 99.9% (Cost $378,517,578)	448,364,115
	Other Assets and Liabilities (net) — 0.1%	401,191
	TOTAL NET ASSETS — 100.0%	$448,765,306

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 97.8%
	Australia — 1.0%
	Corporate Debt — 1.0%
250,000	AngloGold Ashanti Holdings PLC, 3.38%, due 11/01/28	243,337
	Canada — 6.7%
	Corporate Debt — 6.7%
70,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 0.89%, 4.93%, due 02/14/29	71,273
198,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 1.07%, 5.13%, due 02/14/31	205,014
247,000	Brookfield Finance, Inc., 5.33%, due 01/15/36	246,503
228,000	Brookfield Finance, Inc., 4.70%, due 09/20/47	196,588
135,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR + 1.34%, 4.63%, due 09/11/30	137,423
222,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR Index + 1.17%, 4.58%, due 09/08/31	225,285
260,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	244,493
31,000	South Bow USA Infrastructure Holdings LLC, 6.18%, due 10/01/54	30,376
66,000	Toronto-Dominion Bank, 5.30%, due 01/30/32	69,470
241,000	Toronto-Dominion Bank, 3.20%, due 03/10/32	227,329
	Total Canada	1,653,754
	Germany — 0.7%
	Corporate Debt — 0.7%
175,000	Deutsche Bank AG, Variable Rate, 1 day USD SOFR + 3.043%, 3.55%, due 09/18/31	168,094
	United Kingdom — 5.1%
	Corporate Debt — 5.1%
196,000	BAT Capital Corp., 7.08%, due 08/02/43	222,808
192,000	BAT Capital Corp., 4.54%, due 08/15/47	162,056
215,000	HSBC Holdings PLC, Variable Rate, 1 day USD SOFR + 1.56%, 5.45%, due 03/03/36	223,590
200,000	HSBC Holdings PLC, Variable Rate, 1 day USD SOFR + 1.88%, 5.79%, due 05/13/36	212,603
228,000	nVent Finance SARL, 5.65%, due 05/15/33	240,948
198,000	Smith & Nephew PLC, 5.40%, due 03/20/34	206,163
	Total United Kingdom	1,268,168
	United States — 84.3%
	Corporate Debt — 84.3%
97,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	98,228
236,000	AEP Texas, Inc., 5.70%, due 05/15/34	249,986
221,000	Albemarle Corp., 4.65%, due 06/01/27	222,617
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
221,000	Albemarle Corp., 5.05%, due 06/01/32	225,065
159,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 1.78%, 5.55%, due 07/31/33	160,418
160,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 2.29%, 6.18%, due 07/26/35	165,156
240,000	Alphabet, Inc., 5.35%, due 11/15/45	241,037
260,000	Alphabet, Inc., 5.30%, due 05/15/65	246,532
257,000	Altria Group, Inc., 3.40%, due 02/04/41	201,549
314,000	Altria Group, Inc., 3.88%, due 09/16/46	241,707
66,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.42%, 5.28%, due 07/26/35	68,531
66,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.79%, 5.67%, due 04/25/36	69,895
76,000	Amphenol Corp., 2.20%, due 09/15/31	68,902
192,000	Apple, Inc., 4.25%, due 02/09/47	167,622
216,000	AppLovin Corp., 5.38%, due 12/01/31	222,626
235,000	AppLovin Corp., 5.95%, due 12/01/54	225,813
108,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	83,723
66,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR Index + 2.07%, 5.83%, due 10/25/33	71,474
161,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 1.85%, 6.47%, due 10/25/34	180,487
228,000	Biogen, Inc., 6.45%, due 05/15/55	244,610
254,000	Bio-Rad Laboratories, Inc., 3.70%, due 03/15/32	242,112
159,000	BorgWarner, Inc., 4.95%, due 08/15/29	163,413
197,000	BorgWarner, Inc., 5.40%, due 08/15/34	204,704
228,000	Boston Properties LP, 6.50%, due 01/15/34	244,484
235,000	Boston Properties LP, 5.75%, due 01/15/35	239,407
259,000	Centene Corp., 2.45%, due 07/15/28	244,072
259,000	Centene Corp., 3.38%, due 02/15/30	240,169
235,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	235,547
66,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.50%, 5.85%, due 05/19/34	70,965
66,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.01%, 6.14%, due 08/24/34	72,133
57,000	Citigroup, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.65%, 3.67%, due 07/24/28	56,730
229,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 1.91%, 5.72%, due 07/23/32	241,238
198,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 2.33%, 6.65%, due 04/25/35	219,150
225,000	Corning, Inc., 5.35%, due 11/15/48	223,583
303,000	Corning, Inc., 4.38%, due 11/15/57	253,216
236,000	Cummins, Inc., 4.70%, due 02/15/31	242,853
228,000	Cummins, Inc., 5.30%, due 05/09/35	239,130
211,000	CVS Health Corp., 5.05%, due 03/25/48	188,149
The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
225,000	Edison International, 6.95%, due 11/15/29	242,097
200,000	Edison International, 6.25%, due 03/15/30	211,538
220,000	Estee Lauder Cos., Inc., 4.38%, due 05/15/28	222,382
245,000	Estee Lauder Cos., Inc., 2.60%, due 04/15/30	232,299
105,000	FedEx Corp., 4.75%, due 11/15/45	94,165
87,000	Fifth Third Financial Corp., Variable Rate, 1 day USD SOFR + 2.16%, 5.98%, due 01/30/30	91,195
164,000	General Electric Co., 4.30%, due 07/29/30	166,600
215,000	General Electric Co., 4.90%, due 01/29/36	220,538
228,000	General Motors Co., 6.25%, due 04/15/35	244,757
221,000	General Motors Co., 6.75%, due 04/01/46	238,975
66,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.77%, 3.69%, due 06/05/28	65,690
97,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.69%, 4.41%, due 04/23/39	90,320
227,000	Hasbro, Inc., 3.90%, due 11/19/29	225,050
212,000	Hasbro, Inc., 6.05%, due 05/14/34	227,642
266,000	HCA, Inc., 5.25%, due 06/15/49	243,863
239,000	HCA, Inc., 6.10%, due 04/01/64	239,269
247,000	Helmerich & Payne, Inc., 5.50%, due 12/01/34	249,361
249,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	243,012
235,000	Huntington Ingalls Industries, Inc., 5.35%, due 01/15/30	243,844
97,000	Huntington Ingalls Industries, Inc., 5.75%, due 01/15/35	103,760
230,000	Illumina, Inc., 5.75%, due 12/13/27	236,752
240,000	Illumina, Inc., 4.75%, due 12/12/30	243,820
416,000	Intel Corp., 3.10%, due 02/15/60	238,058
247,000	Intel Corp., 5.90%, due 02/10/63	237,658
64,000	Interstate Power & Light Co., 5.60%, due 06/29/35	67,347
235,000	IQVIA, Inc., 6.25%, due 02/01/29	246,993
215,000	Jacobs Engineering Group, Inc., 5.90%, due 03/01/33	226,809
235,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	241,535
215,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, due 04/19/29	224,866
210,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, due 12/01/32	215,985
25,000	KLA Corp., 4.70%, due 02/01/34	25,381
260,000	KLA Corp., 5.25%, due 07/15/62	245,549
160,000	L3Harris Technologies, Inc., 5.40%, due 07/31/33	168,568
237,000	L3Harris Technologies, Inc., 5.35%, due 06/01/34	247,295
230,000	Las Vegas Sands Corp., 6.00%, due 08/15/29	240,683
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
230,000	Las Vegas Sands Corp., 6.20%, due 08/15/34	242,870
215,000	MasTec, Inc., 5.90%, due 06/15/29	225,662
159,000	Micron Technology, Inc., 5.88%, due 02/09/33	171,243
235,000	Micron Technology, Inc., 5.80%, due 01/15/35	251,664
202,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.58%, 5.83%, due 04/19/35	215,860
211,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.56%, 5.32%, due 07/19/35	218,480
66,000	MPLX LP, 4.70%, due 04/15/48	55,669
66,000	MPLX LP, 5.50%, due 02/15/49	61,783
297,000	Mylan, Inc., 5.20%, due 04/15/48	247,319
263,000	Paramount Global, 4.20%, due 05/19/32	231,591
344,000	Paramount Global, 4.95%, due 05/19/50	217,394
31,000	Phillips 66 Co., 4.90%, due 10/01/46	27,735
215,000	Polaris, Inc., 6.95%, due 03/15/29	228,073
244,000	Polaris, Inc., 5.60%, due 03/01/31	248,451
97,000	RTX Corp., 3.50%, due 03/15/27	96,713
66,000	RTX Corp., 6.10%, due 03/15/34	72,972
228,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 1.88%, 5.74%, due 03/20/31	237,459
228,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 2.14%, 6.34%, due 05/31/35	245,568
217,000	Simon Property Group LP, 5.85%, due 03/08/53	225,436
216,000	Simon Property Group LP, 6.65%, due 01/15/54	245,301
228,000	Southwest Airlines Co., 5.25%, due 11/15/35	226,135
187,000	Sun Communities Operating LP, 4.20%, due 04/15/32	183,336
235,000	Synchrony Financial, Variable Rate, 1 day USD SOFR + 2.07%, 6.00%, due 07/29/36	239,495
179,000	System Energy Resources, Inc., 5.30%, due 12/15/34	182,737
187,000	Take-Two Interactive Software, Inc., 3.70%, due 04/14/27	186,500
66,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	67,129
220,000	Tapestry, Inc., 5.10%, due 03/11/30	227,149
220,000	Tapestry, Inc., 5.50%, due 03/11/35	228,197
291,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	245,158
255,000	Valero Energy Corp., 2.15%, due 09/15/27	248,365
231,000	Ventas Realty LP, 5.63%, due 07/01/34	243,522
263,000	VMware LLC, 1.80%, due 08/15/28	250,101
219,000	VMware LLC, 4.70%, due 05/15/30	223,904
The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Par Value+ / Shares	Description	Value ($)
	United States — continued
	Corporate Debt — continued
212,000	Western Midstream Operating LP, 5.30%, due 03/01/48	187,264
	Total United States	20,786,924
	TOTAL DEBT OBLIGATIONS (COST $23,989,651)	24,120,277

	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
234,991	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	234,991
	TOTAL SHORT-TERM INVESTMENTS (COST $234,991)	234,991
	TOTAL INVESTMENTS — 98.7% (Cost $24,224,642)	24,355,268
	Other Assets and Liabilities (net) — 1.3%	317,984
	TOTAL NET ASSETS — 100.0%	$24,673,252

Notes to Schedule of Investments:
+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO Ultra-Short Income ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 98.4%
	Asset-Backed Securities — 71.5%
	Collateralized Loan Obligations — 71.5%
200,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.67%, due 07/15/38	200,013
29,903	Apidos CLO XXX, Series XXXA, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.08%, 4.75%, due 10/18/31	29,912
206,984	Bain Capital Credit CLO Ltd., Series 2019-2A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.59%, due 10/17/32	207,113
208,368	Battalion CLO XV Ltd., Series 2020-15A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.65%, due 01/17/33	208,374
81,198	Black Diamond CLO Ltd., Series 2016-1A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.29%, 4.96%, due 04/26/31	81,281
36,532	BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.01%, due 07/15/31	36,567
100,664	California Street CLO IX LP, Series 2012-9A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.03%, due 07/16/32	100,804
290,431	Canyon Capital CLO Ltd., Series 2017-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 4.93%, due 07/15/30	290,509
211,047	CarVal CLO III Ltd., Series 2019-2A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.66%, due 07/20/32	211,131
370,134	Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.80%, due 08/15/31	370,498
144,060	Dryden 45 Senior Loan Fund, Series 2016-45A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.08%, 4.75%, due 10/15/30	144,147
25,081	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.82%, due 10/19/29	25,086
177,485	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 4.95%, due 04/15/31	177,745
303,947	Dryden 72 CLO Ltd., Series 2019-72A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.75%, due 05/15/32	304,486
550,375	Elmwood CLO X Ltd., Series 2021-3A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.62%, due 07/20/38	550,356
Par Value+	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
71,119	Fortress Credit BSL X Ltd., Series 2021-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.77%, due 04/20/33	71,124
163,913	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.90%, due 04/22/33	164,091
408,012	ICG U.S. CLO Ltd., Series 2015-2RA, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.66%, due 01/16/33	408,080
113,863	Jefferson Mill CLO Ltd., Series 2015-1A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.90%, due 10/20/31	113,924
150,000	LCM 31 Ltd., Series 31A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 4.95%, due 07/20/34	150,092
220,938	Madison Park Funding XIV Ltd., Series 2014-14A, Class AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.96%, 4.63%, due 10/22/30	221,122
273,000	Mountain View CLO 2016-1, Series 2016-1A, Class AR3, 4.55%, due 04/14/33	272,999
191,401	Mountain View CLO LLC, Series 2016-1A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 4.93%, due 04/14/33	191,401
403,790	Northwoods Capital XIV-B Ltd., Series 2018-14BA, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.25%, 4.88%, due 11/13/31	404,813
161,586	OZLM XV Ltd., Series 2016-15A, Class A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 04/20/33	161,661
41,345	OZLM XXIV Ltd., Series 2019-24A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.42%, 5.09%, due 07/20/32	41,355
346,286	Regatta XX Funding Ltd., Series 2021-2A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.97%, 4.64%, due 01/15/38	346,283
290,664	Rockford Tower CLO Ltd., Series 2018-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.42%, 5.09%, due 10/20/31	290,868
434,678	Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.78%, due 08/20/32	435,368
54,894	Romark CLO II Ltd., Series 2018-2A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.14%, 4.81%, due 07/25/31	54,894
229,521	Sound Point CLO II Ltd., Series 2013-1A, Class A2R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.71%, 5.38%, due 01/26/31	229,725
The accompanying notes are an integral part of the financial statements.

GMO Ultra-Short Income ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Par Value+	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
201,906	Sound Point CLO IX Ltd., Series 2015-2A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.47%, 5.14%, due 07/20/32	202,020
267,617	Sound Point CLO V-R Ltd., Series 2014-1RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.08%, due 07/18/31	267,891
105,736	Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.77%, due 01/16/32	106,013
49,751	TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.19%, 4.86%, due 07/15/30	49,774
19,518	TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 4.93%, due 10/13/32	19,539
500,000	THL Credit Wind River CLO Ltd., Series 2017-3A, Class AR2, 144A, Variable Rate, 1 day USD SOFR + 1.20%, 4.87%, due 04/15/35	500,442
178,025	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 04/25/33	178,129
80,265	Venture 32 CLO Ltd., Series 2018-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.03%, due 07/18/31	80,412
98,305	Venture 38 CLO Ltd., Series 2019-38A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.67%, due 07/30/32	98,359
747,365	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.52%, 5.19%, due 01/15/32	748,001
7,425	Voya CLO Ltd., Series 2016-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.00%, due 01/20/31	7,426
461,685	Voya CLO Ltd., Series 2019-2A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.87%, due 07/20/32	462,049
208,333	Voya CLO Ltd., Series 2025-1A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.57%, due 04/20/38	208,331
	Total Collateralized Loan Obligations	9,424,208
	U.S. Government — 26.9%
390,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.81%, due 10/31/27	390,634
17,575	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	17,667
17,788	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	17,820
17,440	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	17,392
Par Value+ / Shares	Description	Value ($)

56,000	U.S. Treasury Notes, 4.62%, due 06/30/26	56,173
570,000	U.S. Treasury Notes, 4.12%, due 10/31/26	571,777
609,000	U.S. Treasury Notes, 4.12%, due 01/31/27	612,145
664,000	U.S. Treasury Notes, 1.88%, due 02/28/27	653,308
647,000	U.S. Treasury Notes, 3.62%, due 08/31/27	648,693
557,000	U.S. Treasury Notes, 3.38%, due 11/30/27	556,652
	Total U.S. Government	3,542,261
	TOTAL DEBT OBLIGATIONS (COST $12,964,991)	12,966,469

SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 0.8%
106,059	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	106,059

	U.S. Government — 2.7%
115,000	U.S. Treasury Bills, 3.34%, due 03/31/26	114,663
115,000	U.S. Treasury Bills, 3.48%, due 04/23/26	114,400
127,000	U.S. Treasury Bills, 3.58%, due 06/23/26	125,571
	Total U.S. Government	354,634
	TOTAL SHORT-TERM INVESTMENTS (COST $460,663)	460,693
	TOTAL INVESTMENTS— 101.9% (Cost $13,425,654)	13,427,162
	Other Assets and Liabilities (net) — (1.9)%	(245,422)
	TOTAL NET ASSETS — 100.0%	13,181,740

Notes to Schedule of Investments:
+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 99.8%
	Banks — 3.7%
1,660,809	U.S. Bancorp	90,779,820
461,737	Wells Fargo & Co.	37,608,479
	Total Banks	128,388,299
	Capital Goods — 1.7%
171,218	General Electric Co.	58,601,073
	Consumer Discretionary Distribution & Retail — 4.9%
518,642	Amazon.com, Inc. *	108,914,820
369,603	TJX Cos., Inc.	59,750,021
	Total Consumer Discretionary Distribution & Retail	168,664,841
	Consumer Services — 5.1%
1,726,459	Aramark	72,252,309
332,101	Hilton Worldwide Holdings, Inc.	103,542,450
	Total Consumer Services	175,794,759
	Financial Services — 4.2%
69,013	Mastercard – Class A	35,694,214
266,832	Tradeweb Markets, Inc. – Class A	32,888,378
241,450	Visa, Inc. – Class A	77,297,803
	Total Financial Services	145,880,395
	Food, Beverage & Tobacco — 6.4%
1,147,296	Brown-Forman Corp. – Class B	33,110,963
827,747	Coca-Cola Co.	67,511,045
409,940	Constellation Brands, Inc. – Class A	64,713,128
927,419	Mondelez International, Inc. – Class A	57,110,462
	Total Food, Beverage & Tobacco	222,445,598
	Health Care Equipment & Services — 11.6%
962,169	Abbott Laboratories	111,948,363
166,028	Cigna Group	48,118,235
223,878	Elevance Health, Inc.	71,640,960
108,605	Intuitive Surgical, Inc. *	54,683,703
161,648	Quest Diagnostics, Inc.	34,254,828
277,599	UnitedHealth Group, Inc.	81,411,459
	Total Health Care Equipment & Services	402,057,548
	Household & Personal Products — 2.9%
606,292	Procter & Gamble Co.	101,372,022
	Media & Entertainment — 10.6%
596,407	Alphabet, Inc. – Class A	185,935,846
253,646	Meta Platforms, Inc. – Class A	164,408,264
184,152	Netflix	17,722,789
	Total Media & Entertainment	368,066,899
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 13.6%
105,805	Eli Lilly & Co.	111,305,802
694,877	Johnson & Johnson	172,628,293
571,675	Merck & Co., Inc.	70,784,798
221,316	Thermo Fisher Scientific, Inc.	115,329,981
	Total Pharmaceuticals, Biotechnology & Life Sciences	470,048,874
	Semiconductors & Semiconductor Equipment — 16.1%
430,527	Broadcom, Inc.	137,574,903
85,286	KLA Corp.	130,022,771
729,703	Lam Research Corp.	170,670,235
554,834	Texas Instruments, Inc.	117,685,840
	Total Semiconductors & Semiconductor Equipment	555,953,749
	Software & Services — 13.1%
551,863	Accenture PLC – Class A	115,184,846
475,365	Microsoft Corp.	186,694,850
171,388	PTC, Inc. *	26,837,647
633,689	Salesforce, Inc.	123,436,280
	Total Software & Services	452,153,623
	Technology Hardware & Equipment — 4.5%
595,485	Apple, Inc.	157,315,227
	Transportation — 1.4%
645,067	Uber Technologies, Inc. *	48,650,953
	TOTAL COMMON STOCKS (COST $3,144,763,951)	3,455,393,860
	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
25,611,015	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	25,611,015
	TOTAL SHORT-TERM INVESTMENTS (COST $25,611,015)	25,611,015
	TOTAL INVESTMENTS — 100.5% (Cost $3,170,374,966)	3,481,004,875
	Other Assets and Liabilities (net) — (0.5)%	(17,330,550)
	TOTAL NET ASSETS — 100.0%	$3,463,674,325

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF
Schedule of Investments
(showing percentage of total net assets)
February 28, 2026

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%
	Automobiles & Components — 2.9%
1,581	Aptiv PLC *	116,267
2,530	BorgWarner, Inc.	145,652
44,617	Ford Motor Co.	628,654
11,955	General Motors Co.	940,978
3,665	Lear Corp.	481,031
	Total Automobiles & Components	2,312,582
	Banks — 9.7%
37,041	Bank of America Corp.	1,845,753
8,979	Citigroup, Inc.	989,396
2,554	Fifth Third Bancorp	126,346
9,665	Huntington Bancshares, Inc.	162,372
4,469	JPMorgan Chase & Co.	1,342,041
2,261	M&T Bank Corp.	490,592
4,577	PNC Financial Services Group, Inc.	971,926
3,789	Regions Financial Corp.	105,448
12,119	Truist Financial Corp.	597,588
16,723	U.S. Bancorp	914,079
3,219	Wells Fargo & Co.	262,187
	Total Banks	7,807,728
	Capital Goods — 3.0%
3,162	Carrier Global Corp.	203,633
4,857	Fortune Brands Innovations, Inc.	263,929
1,544	Honeywell International, Inc.	376,103
802	Northrop Grumman Corp.	580,953
2,597	Oshkosh Corp.	441,542
1,167	PACCAR, Inc.	147,147
127	Snap-on, Inc.	48,923
857	Terex Corp.	58,953
897	Textron, Inc.	88,489
972	Timken Co.	105,345
806	Toro Co.	79,681
	Total Capital Goods	2,394,698
	Commercial & Professional Services — 0.2%
2,286	Concentrix Corp.	74,981
2,562	Genpact Ltd.	101,762
	Total Commercial & Professional Services	176,743
	Consumer Discretionary Distribution & Retail — 2.8%
479	Abercrombie & Fitch Co. – Class A *	46,846
4,897	Academy Sports & Outdoors, Inc.	294,457
1,187	AutoNation, Inc. *	231,655
3,869	Bath & Body Works, Inc.	88,058
1,939	Best Buy Co., Inc.	120,160
7,130	eBay, Inc.	647,832
3,080	Gap, Inc.	86,363
425	Group 1 Automotive, Inc.	138,440
3,434	LKQ Corp.	113,700
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
15,859	Macy's, Inc.	313,691
1,923	Signet Jewelers Ltd.	184,973
	Total Consumer Discretionary Distribution & Retail	2,266,175
	Consumer Durables & Apparel — 3.4%
4,003	Crocs, Inc. *	363,112
3,449	DR Horton, Inc.	553,185
5,379	KB Home	341,997
1,793	Lennar Corp. – Class A	205,047
331	M/I Homes, Inc. *	47,055
3,159	Mattel, Inc. *	53,545
2,980	Meritage Homes Corp.	224,752
1,804	NIKE, Inc. – Class B	112,173
2,292	PulteGroup, Inc.	314,462
3,023	PVH Corp.	207,378
322	Toll Brothers, Inc.	50,631
3,439	Tri Pointe Homes, Inc. *	159,226
2,503	YETI Holdings, Inc. *	109,406
	Total Consumer Durables & Apparel	2,741,969
	Consumer Services — 0.7%
507	Covista, Inc. *	49,686
14,194	H&R Block, Inc.	434,621
3,575	Perdoceo Education Corp.	119,226
	Total Consumer Services	603,533
	Consumer Staples Distribution & Retail — 2.6%
10,087	Albertsons Cos., Inc. – Class A	180,557
1,364	Dollar General Corp.	213,111
8,364	Kroger Co.	570,759
636	Sysco Corp.	57,978
9,550	Target Corp.	1,086,695
	Total Consumer Staples Distribution & Retail	2,109,100
	Energy — 10.8%
10,258	APA Corp.	311,535
10,493	Chevron Corp.	1,959,673
7,788	ConocoPhillips	883,626
1,477	Devon Energy Corp.	64,294
9,846	EOG Resources, Inc.	1,221,692
21,913	Exxon Mobil Corp.	3,341,733
4,663	Halliburton Co.	167,868
5,578	Kinder Morgan, Inc.	185,580
1,197	Marathon Petroleum Corp.	237,257
6,418	SLB Ltd.	329,500
	Total Energy	8,702,758
	Equity Real Estate Investment Trusts (REITs) — 0.3%
6,990	VICI Properties, Inc.	211,168
The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Shares	Description	Value ($)
	Financial Services — 7.4%
1,105	American Express Co.	341,335
138	Ameriprise Financial, Inc.	64,877
1,811	Bank of New York Mellon Corp.	215,690
4,490	Blue Owl Capital Corp.	50,692
2,433	Bread Financial Holdings, Inc.	172,402
4,347	Capital One Financial Corp.	850,447
1,843	Enova International, Inc. *	256,269
2,051	Federated Hermes, Inc.	114,877
12,447	Franklin Resources, Inc.	330,343
560	Goldman Sachs Group, Inc.	481,359
2,718	Invesco Ltd.	71,375
5,183	Janus Henderson Group PLC	270,034
11,865	MGIC Investment Corp.	314,779
13,402	PayPal Holdings, Inc.	619,307
11,133	Radian Group, Inc.	384,311
2,543	Sixth Street Specialty Lending, Inc.	44,045
6,691	SLM Corp.	125,389
4,138	State Street Corp.	532,230
2,922	Synchrony Financial	201,939
3,108	T. Rowe Price Group, Inc.	294,110
27,472	Western Union Co.	264,555
	Total Financial Services	6,000,365
	Food, Beverage & Tobacco — 3.3%
3,945	Altria Group, Inc.	272,363
4,007	Archer-Daniels-Midland Co.	276,643
1,118	Bunge Global SA	134,887
7,597	General Mills, Inc.	343,612
6,820	Keurig Dr. Pepper, Inc.	206,510
7,817	Mondelez International, Inc. – Class A	481,371
5,145	PepsiCo, Inc.	873,312
901	Tyson Foods, Inc. – Class A	58,556
	Total Food, Beverage & Tobacco	2,647,254
	Health Care Equipment & Services — 5.0%
4,397	Cigna Group	1,274,339
12,068	CVS Health Corp.	964,233
1,696	Elevance Health, Inc.	542,720
1,421	GE HealthCare Technologies, Inc.	119,748
926	Humana, Inc.	176,440
1,550	Medtronic PLC	151,373
423	ResMed, Inc.	108,398
2,346	UnitedHealth Group, Inc.	688,011
	Total Health Care Equipment & Services	4,025,262
	Household & Personal Products — 3.6%
2,374	Colgate-Palmolive Co.	235,358
20,023	Kenvue, Inc.	382,840
3,934	Kimberly-Clark Corp.	438,405
11,314	Procter & Gamble Co.	1,891,701
	Total Household & Personal Products	2,948,304
Shares	Description	Value ($)
	Insurance — 6.4%
4,707	Aflac, Inc.	531,561
3,312	Allstate Corp.	710,490
1,959	American International Group, Inc.	157,680
4,536	Arch Capital Group Ltd. *	454,280
2,004	Chubb Ltd.	683,083
770	Fidelity National Financial, Inc.	40,718
5,266	Hartford Insurance Group, Inc.	741,611
1,334	Lincoln National Corp.	45,756
3,941	MetLife, Inc.	284,028
4,203	Progressive Corp.	898,013
641	Prudential Financial, Inc.	63,062
1,740	Travelers Cos., Inc.	537,034
	Total Insurance	5,147,316
	Materials — 1.2%
1,749	Commercial Metals Co.	128,201
6,558	Mosaic Co.	182,575
94	NewMarket Corp.	58,845
2,183	Nucor Corp.	386,129
1,707	PPG Industries, Inc.	210,422
	Total Materials	966,172
	Media & Entertainment — 6.2%
7,678	Alphabet, Inc. – Class A	2,393,693
2,982	Fox Corp. – Class A	168,006
2,109	Fox Corp. – Class B	109,099
10,826	Match Group, Inc.	342,102
2,175	Meta Platforms, Inc. – Class A	1,409,791
3,022	Omnicom Group, Inc.	257,746
8,757	Paramount Skydance Corp. – Class B	118,307
1,853	Walt Disney Co.	196,492
	Total Media & Entertainment	4,995,236
	Pharmaceuticals, Biotechnology & Life Sciences — 13.3%
24,520	Bristol-Myers Squibb Co.	1,529,312
4,176	Gilead Sciences, Inc.	622,015
12,597	Johnson & Johnson	3,129,473
20,286	Merck & Co., Inc.	2,511,812
31,172	Organon & Co.	227,244
66,177	Pfizer, Inc.	1,829,794
1,092	Regeneron Pharmaceuticals, Inc.	853,584
	Total Pharmaceuticals, Biotechnology & Life Sciences	10,703,234
	Semiconductors & Semiconductor Equipment — 2.9%
1,364	NXP Semiconductors NV	309,642
11,009	QUALCOMM, Inc.	1,567,241
8,548	Skyworks Solutions, Inc.	509,290
	Total Semiconductors & Semiconductor Equipment	2,386,173
The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
February 28, 2026
Shares	Description	Value ($)
	Software & Services — 1.2%
767	Akamai Technologies, Inc. *	75,465
8,929	Cognizant Technology Solutions Corp. – Class A	575,296
3,812	Dropbox, Inc. – Class A *	95,262
2,895	Zoom Communications, Inc. *	214,056
	Total Software & Services	960,079
	Technology Hardware & Equipment — 3.6%
1,261	Arrow Electronics, Inc. *	191,874
7,291	Avnet, Inc.	480,039
16,536	Cisco Systems, Inc.	1,313,951
1,678	Dell Technologies, Inc. – Class C	248,478
15,523	Hewlett Packard Enterprise Co.	333,279
10,195	HP, Inc.	193,603
1,217	NetApp, Inc.	120,519
1,592	Vontier Corp.	65,145
	Total Technology Hardware & Equipment	2,946,888
	Telecommunication Services — 6.4%
48,971	AT&T, Inc.	1,371,678
53,500	Comcast Corp. – Class A	1,656,360
43,221	Verizon Communications, Inc.	2,167,101
	Total Telecommunication Services	5,195,139
	Transportation — 2.5%
591	Delta Air Lines, Inc.	38,829
2,415	FedEx Corp.	934,605
9,067	United Parcel Service, Inc. – Class B	1,051,409
	Total Transportation	2,024,843
	TOTAL COMMON STOCKS (COST $74,268,083)	80,272,719
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
315,100	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (a)	315,100
	TOTAL SHORT-TERM INVESTMENTS (COST $315,100)	315,100
	TOTAL INVESTMENTS — 99.8% (Cost $74,583,183)	80,587,819
	Other Assets and Liabilities (net) — 0.2%	146,660
	TOTAL NET ASSETS — 100.0%	$80,734,479

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
February 28, 2026

Portfolio Abbreviations:
144A – Securities exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
JSC – Joint-Stock Company
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint-Stock Company
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
The rates shown on variable rate notes are the current interest rates at February 28, 2026, which are subject to change based on the terms of the security.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Assets and Liabilities — February 28, 2026

	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF
Assets
Investments in affiliated issuers, at value (Notes 2 and 8)(a)	$—	$—	$13,262,532
Investments in unaffiliated issuers, at value (Note 2)(b)	17,175,325	39,273,442	21,938,015
Foreign currency, at value (Note 2)(c)	11,822	—	—
Receivable for Fund shares sold	—	—	272,842
Dividends and interest receivable	13,414	45,911	352
Receivable for expenses reimbursed and/or waived by GMO (Note 3)	—	—	6,361
Total assets	17,200,561	39,319,353	35,480,102
Liabilities
Payable for investments purchased	—	—	271,910
Accrued foreign capital gains tax payable (Note 2)	97,856	—	—
Accrued advisory fee (Note 3)	7,688	13,629	11,603
Total liabilities	105,544	13,629	283,513
Net assets	$17,095,017	$39,305,724	$35,196,589
Net assets consist of:
Paid in capital	$12,856,000	$34,106,780	$33,380,320
Distributable earnings (accumulated loss)	4,239,017	5,198,944	1,816,269
Net assets	$17,095,017	$39,305,724	$35,196,589
Net asset value, offering and redemption price per share	$35.61	$29.78	$27.28
Shares outstanding (unlimited authorized - no par value)	480,000	1,320,000	1,290,000
(a) Cost of investments – affiliated issuers:	$—	$—	$12,385,703
(b) Cost of investments – unaffiliated issuers:	$12,963,776	$34,099,001	$20,999,545
(c) Cost of foreign currency:	$11,805	$—	$—
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Assets and Liabilities — February 28, 2026  — (Continued)

	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF
Assets
Investments in unaffiliated issuers, at value (Note 2)(a)	$287,339,055	$448,364,115	$24,355,268
Foreign currency, at value (Note 2)(b)	1,297	43,857	—
Cash	—	86,672	—
Receivable for Fund shares sold	—	3,803,110	—
Dividends and interest receivable	246,866	396,775	322,696
Dividend withholding tax receivable	8,801	37,796	—
Total assets	287,596,019	452,732,325	24,677,964
Liabilities
Payable for investments purchased	—	3,781,970	—
Accrued advisory fee (Note 3)	128,258	185,049	4,712
Total liabilities	128,258	3,967,019	4,712
Net assets	$287,467,761	$448,765,306	$24,673,252
Net assets consist of:
Paid in capital	$266,366,383	$380,220,529	$24,439,448
Distributable earnings (accumulated loss)	21,101,378	68,544,777	233,804
Net assets	$287,467,761	$448,765,306	$24,673,252
Net asset value, offering and redemption price per share	$28.05	$38.03	$25.97
Shares outstanding (unlimited authorized - no par value)	10,250,000	11,800,000	950,000
(a) Cost of investments – unaffiliated issuers:	$266,110,279	$378,517,578	$24,224,642
(b) Cost of foreign currency:	$1,219	$43,787	$—
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Assets and Liabilities — February 28, 2026  — (Continued)

	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Assets
Investments in unaffiliated issuers, at value (Note 2)(a)	$13,427,162	$3,481,004,875	$80,587,819
Receivable for investments sold	—	33,586,347	—
Receivable for Fund shares sold	—	7,361,645	1,170,064
Dividends and interest receivable	79,967	2,489,822	170,291
Total assets	13,507,129	3,524,442,689	81,928,174
Liabilities
Due to Custodian	50,411	—	—
Payable for investments purchased	273,000	24,997,779	1,163,806
Accrued advisory fee (Note 3)	1,978	1,287,090	29,889
Payable for Fund shares repurchased	—	34,483,495	—
Total liabilities	325,389	60,768,364	1,193,695
Net assets	$13,181,740	$3,463,674,325	$80,734,479
Net assets consist of:
Paid in capital	$13,138,416	$3,166,840,768	$75,945,200
Distributable earnings (accumulated loss)	43,324	296,833,557	4,789,279
Net assets	$13,181,740	$3,463,674,325	$80,734,479
Net asset value, offering and redemption price per share	$50.22	$38.75	$29.25
Shares outstanding (unlimited authorized - no par value)	262,500	89,394,000	2,760,000
(a) Cost of investments – unaffiliated issuers:	$13,425,654	$3,170,374,966	$74,583,183
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Operations

	GMO Beyond China ETF		GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF
	Period Ended February 28, 2026*	Period Ended June 30, 2025**	Period Ended February 28, 2026***	Period Ended February 28, 2026****
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$137,774	$135,038	$146,706	$165,457
Dividends from affiliated issuers (Note 8)	—	—	—	35,275
Interest	10	1,841	—	—
Other income	—	79	—	—
Total investment income	137,784	136,958	146,706	200,732
Expenses:
Advisory fee (Note 3)	52,963	19,562	57,001	31,968
Total expenses	52,963	19,562	57,001	31,968
Indirectly incurred management fees waived or borne by GMO (Note 3)	—	—	—	(17,603)
Net expenses	52,963	19,562	57,001	14,365
Net investment income (loss)	84,821	117,396	89,705	186,367
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	299,695	22,784	(112)	(13,389)
In-kind redemptions	—	—	240,059	—
Futures contracts	—	77,228	—	—
Foreign currency and foreign currency related transactions	(5,407)	(23,860)	—	—
Net realized gain (loss)	294,288	76,152	239,947	(13,389)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	3,588,058	525,635	5,174,441	938,470
Investments in affiliated issuers	—	—	—	876,829
Foreign currency and foreign currency related transactions	(498)	893	—	—
Net change in unrealized appreciation (depreciation)	3,587,560	526,528	5,174,441	1,815,299
Net realized and unrealized gain (loss)	3,881,848	602,680	5,414,388	1,801,910
Net increase (decrease) in net assets resulting from operations	$3,966,669	$720,076	$5,504,093	$1,988,277
(a)Withholding tax:	$23,675	$19,334	$568	$—
(b)Foreign capital gains tax (benefit) on net realized gain (loss):	$213	$817	$—	$—
(c)Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$68,311	$29,545	$—	$—

*	For the period July 1, 2025 through February 28, 2026.
**	For the period February 13, 2025 (commencement of operations) through June 30, 2025.
***	For the period September 30, 2025 (commencement of operations) through February 28, 2026.
****	For the period October 13, 2025 (commencement of operations) through February 28, 2026.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Operations — (Continued)

	GMO International Quality ETF		GMO International Value ETF		GMO Systematic Investment Grade Credit ETF
	Period Ended February 28, 2026*	Period Ended June 30, 2025**	Period Ended February 28, 2026*	Period Ended June 30, 2025**	Period Ended February 28, 2026*	Period Ended June 30, 2025***
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$941,266	$402,117	$3,338,631	$3,414,853	$2,873	$223
Interest	—	—	—	10	491,821	23,942
Other income	498	25	624	462	878	625
Total investment income	941,764	402,142	3,339,255	3,415,325	495,572	24,790
Expenses:
Advisory fee (Note 3)	552,945	89,970	892,341	327,330	24,480	1,114
Miscellaneous	43	—	—	20	—	—
Total expenses	552,988	89,970	892,341	327,350	24,480	1,114
Net investment income (loss)	388,776	312,172	2,446,914	3,087,975	471,092	23,676
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	(29,469)	(149,034)	(244,140)	(667,095)	50,570	—
In-kind redemptions	1,952,428	—	16,962,130	3,567,113	73,548	—
Foreign currency and foreign currency related transactions	(2,568)	(8,851)	23,395	7,745	—	—
Net realized gain (loss)	1,920,391	(157,885)	16,741,385	2,907,763	124,118	—
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	18,736,578	2,492,198	56,943,674	12,902,863	23,348	107,278
Foreign currency and foreign currency related transactions	(135)	261	(1,427)	2,819	—	—
Net change in unrealized appreciation (depreciation)	18,736,443	2,492,459	56,942,247	12,905,682	23,348	107,278
Net realized and unrealized gain (loss)	20,656,834	2,334,574	73,683,632	15,813,445	147,466	107,278
Net increase (decrease) in net assets resulting from operations	$21,045,610	$2,646,746	$76,130,546	$18,901,420	$618,558	$130,954
(a)Withholding tax:	$80,420	$96,711	$397,220	$580,175	$—	$—

*	For the period July 1, 2025 through February 28, 2026.
**	For the period October 29, 2024 (commencement of operations) through June 30, 2025.
***	For the period June 4, 2025 (commencement of operations) through June 30, 2025.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Operations — (Continued)

	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF		GMO U.S. Value ETF
	Period Ended February 28, 2026*	Period Ended February 28, 2026**	Year Ended June 30, 2025***	Period Ended February 28, 2026*	Period Ended June 30, 2025****
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$836	$23,454,488	$20,335,864	$1,140,331	$750,373
Interest	123,284	—	—	—	—
Other income	5,943	—	—	—	—
Total investment income	130,063	23,454,488	20,335,864	1,140,331	750,373
Expenses:
Advisory fee (Note 3)	5,369	9,123,118	7,086,797	200,712	125,735
Total expenses	5,369	9,123,118	7,086,797	200,712	125,735
Net investment income (loss)	124,694	14,331,370	13,249,067	939,619	624,638
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	(2,248)	(2,966,701)	(13,580,408)	(603,653)	(1,115,833)
In-kind redemptions	—	186,556,777	54,869,614	4,052,562	349,070
Net realized gain (loss)	(2,248)	183,590,076	41,289,206	3,448,909	(766,763)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	1,508	136,909,614	114,330,870	5,694,227	310,409
Net realized and unrealized gain (loss)	(740)	320,499,690	155,620,076	9,143,136	(456,354)
Net increase (decrease) in net assets resulting from operations	$123,954	$334,831,060	$168,869,143	$10,082,755	$168,284
(a)Withholding tax:	$—	$—	$—	$228	$—

*	For the period October 27, 2025 (commencement of operations) through February 28, 2026.
**	For the period July 1, 2025 through February 28, 2026.
***	For the year July 1, 2024 through June 30, 2025.
****	For the period October 29, 2024 (commencement of operations) through June 30, 2025.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets

	GMO Beyond China ETF		GMO Domestic Resilience ETF
	Period from July 1, 2025 through February 28, 2026	Period from February 13, 2025 (commencement of operations) through June 30, 2025	Period from September 30, 2025 (commencement of operations) through February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$84,821	$117,396	$89,705
Net realized gain (loss)	294,288	76,152	239,947
Change in net unrealized appreciation (depreciation)	3,587,560	526,528	5,174,441
Net increase (decrease) in net assets from operations	3,966,669	720,076	5,504,093
Distributions to shareholders	(448,040)	—	(65,090)
Capital share transactions:
Subscriptions	2,673,260	10,183,052	35,153,181
Redemptions	—	—	(1,286,460)
Increase (decrease) in net assets from capital transactions	2,673,260	10,183,052	33,866,721
Total increase (decrease) in net assets	6,191,889	10,903,128	39,305,724
Net assets:
Beginning of period	10,903,128	—	—
End of period	$17,095,017	$10,903,128	$39,305,724
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	GMO Dynamic Allocation ETF	GMO International Quality ETF
	Period from October 13, 2025 (commencement of operations) through February 28, 2026	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$186,367	$388,776	$312,172
Net realized gain (loss)	(13,389)	1,920,391	(157,885)
Change in net unrealized appreciation (depreciation)	1,815,299	18,736,443	2,492,459
Net increase (decrease) in net assets from operations	1,988,277	21,045,610	2,646,746
Distributions to shareholders	(172,008)	(629,950)	(8,600)
Capital share transactions:
Subscriptions	33,380,320	215,884,485	53,808,320
Redemptions	—	(5,278,850)	—
Increase (decrease) in net assets from capital transactions	33,380,320	210,605,635	53,808,320
Total increase (decrease) in net assets	35,196,589	231,021,295	56,446,466
Net assets:
Beginning of period	—	56,446,466	—
End of period	$35,196,589	$287,467,761	$56,446,466
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	GMO International Value ETF		GMO Systematic Investment Grade Credit ETF
	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025	Period from July 1, 2025 through February 28, 2026	Period from June 4, 2025 (commencement of operations) through June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,446,914	$3,087,975	$471,092	$23,676
Net realized gain (loss)	16,741,385	2,907,763	124,118	—
Change in net unrealized appreciation (depreciation)	56,942,247	12,905,682	23,348	107,278
Net increase (decrease) in net assets from operations	76,130,546	18,901,420	618,558	130,954
Distributions to shareholders	(5,768,340)	(216,070)	(442,160)	—
Capital share transactions:
Subscriptions	281,564,840	161,307,200	21,985,375	6,249,850
Redemptions	(66,215,610)	(16,938,680)	(3,869,325)	—
Increase (decrease) in net assets from capital transactions	215,349,230	144,368,520	18,116,050	6,249,850
Total increase (decrease) in net assets	285,711,436	163,053,870	18,292,448	6,380,804
Net assets:
Beginning of period	163,053,870	—	6,380,804	—
End of period	$448,765,306	$163,053,870	$24,673,252	$6,380,804
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF
	Period from October 27, 2025 (commencement of operations) through February 28, 2026	Period from July 1, 2025 through February 28, 2026	Year Ended June 30, 2025	Period from November 14, 2023 (commencement of operations) through June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$124,694	$14,331,370	$13,249,067	$2,253,575
Net realized gain (loss)	(2,248)	183,590,076	41,289,206	2,717,467
Change in net unrealized appreciation (depreciation)	1,508	136,909,614	114,330,870	59,389,425
Net increase (decrease) in net assets from operations	123,954	334,831,060	168,869,143	64,360,467
Distributions to shareholders	(78,280)	(16,215,144)	(8,909,490)	(2,130,949)
Capital share transactions:
Subscriptions	13,136,066	1,557,147,863	1,280,273,679	779,492,154
Redemptions	—	(422,363,759)	(260,762,382)	(10,918,317)
Increase (decrease) in net assets from capital transactions	13,136,066	1,134,784,104	1,019,511,297	768,573,837
Total increase (decrease) in net assets	13,181,740	1,453,400,020	1,179,470,950	830,803,355
Net assets:
Beginning of period	—	2,010,274,305	830,803,355	—
End of period	$13,181,740	$3,463,674,325	$2,010,274,305	$830,803,355
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Statements of Changes in Net Assets  — (Continued)

	GMO U.S. Value ETF
	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$939,619	$624,638
Net realized gain (loss)	3,448,909	(766,763)
Change in net unrealized appreciation (depreciation)	5,694,227	310,409
Net increase (decrease) in net assets from operations	10,082,755	168,284
Distributions to shareholders	(960,252)	(299,112)
Capital share transactions:
Subscriptions	44,003,868	61,325,856
Redemptions	(24,938,956)	(8,647,964)
Increase (decrease) in net assets from capital transactions	19,064,912	52,677,892
Total increase (decrease) in net assets	28,187,415	52,547,064
Net assets:
Beginning of period	52,547,064	—
End of period	$80,734,479	$52,547,064
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights
(For a share outstanding throughout each period)

GMO Beyond China ETF
	Period from July 1, 2025 through February 28, 2026	Period from February 13, 2025 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$27.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.21	0.37
Net realized & unrealized gain (loss)	9.26	1.89
Total from investment operations	9.47	2.26
Less distributions to shareholders:
From net investment income	(0.54)	—
From net realized gains	(0.58)	—
Total distributions	(1.12)	—
Net asset value, end of period	$35.61	$27.26
Total return on net asset value(b) **	35.70%	9.03%(c)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$17,095	$10,903
Net operating expenses to average daily net assets(d) *	0.65%	0.65%
Net investment income (loss) to average daily net assets*	1.04%	3.90%
Portfolio turnover rate(e) **	30%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	The NAV return is based on the start of day values on February 13, 2025.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout the period)

GMO Domestic Resilience ETF
Period from September 30, 2025 (commencement of operations) through February 28, 2026
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09
Net realized & unrealized gain (loss)	4.75
Total from investment operations	4.84
Less distributions to shareholders:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$29.78
Total return on net asset value(b) **	19.37%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$39,306
Net operating expenses to average daily net assets(c) *	0.50%
Net investment income (loss) to average daily net assets*	0.79%
Portfolio turnover rate(d) **	0%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout the period)

GMO Dynamic Allocation ETF
Period from October 13, 2025 (commencement of operations) through February 28, 2026
Net asset value, beginning of period	$24.84
Income (loss) from investment operations:
Net investment income (loss)(a)	0.28
Net realized & unrealized gain (loss)	2.40
Total from investment operations	2.68
Less distributions to shareholders:
From net investment income	(0.24)
Total distributions	(0.24)
Net asset value, end of period	$27.28
Total return on net asset value(b) **	10.85%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$35,197
Net operating expenses to average daily net assets(c) *	0.22%
Net investment income (loss) to average daily net assets*	2.91%
Portfolio turnover rate(d) **	8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e) *	0.28%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
(e)	Ratio includes indirect fees waived or borne by GMO.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

GMO International Quality ETF
	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.07	0.34
Net realized & unrealized gain (loss)	2.46	0.36
Total from investment operations	2.53	0.70
Less distributions to shareholders:
From net investment income	(0.14)	(0.04)
Total distributions	(0.14)	(0.04)
Net asset value, end of period	$28.05	$25.66
Total return on net asset value(b) **	9.89%	2.82%(c)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$287,468	$56,446
Net operating expenses to average daily net assets(d) *	0.60%	0.60%
Net investment income (loss) to average daily net assets*	0.42%	2.08%
Portfolio turnover rate(e) **	5%	9%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	The NAV return is based on the start of day values on October 29, 2024.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

GMO International Value ETF
	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$29.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.36	1.00
Net realized & unrealized gain (loss)	9.47	3.25
Total from investment operations	9.83	4.25
Less distributions to shareholders:
From net investment income	(0.92)	(0.13)
Total distributions	(0.92)	(0.13)
Net asset value, end of period	$38.03	$29.12
Total return on net asset value(b) **	34.40%	17.09%(c)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$448,765	$163,054
Net operating expenses to average daily net assets(d) *	0.60%	0.60%
Net investment income (loss) to average daily net assets*	1.65%	5.66%
Portfolio turnover rate(e) **	4%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	The NAV return is based on the start of day values on October 29, 2024.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

GMO Systematic Investment Grade Credit ETF
	Period from July 1, 2025 through February 28, 2026	Period from June 4, 2025 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.52	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.82	0.10
Net realized & unrealized gain (loss)	0.43	0.42
Total from investment operations	1.25	0.52
Less distributions to shareholders:
From net investment income	(0.73)	—
From net realized gains	(0.07)	—
Total distributions	(0.80)	—
Net asset value, end of period	$25.97	$25.52
Total return on net asset value(b) **	4.97%	2.09%(c)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$24,673	$6,381
Net operating expenses to average daily net assets(d) *	0.25%	0.25%
Net investment income (loss) to average daily net assets*	4.81%	5.31%
Portfolio turnover rate(e) **	65%	— %

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	The NAV return is based on the start of day values on June 4, 2025.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout the period)

GMO Ultra-Short Income ETF
Period from October 27, 2025 (commencement of operations) through February 28, 2026
Net asset value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.78
Net realized & unrealized gain (loss)	(0.03)
Total from investment operations	0.75
Less distributions to shareholders:
From net investment income	(0.53)
Total distributions	(0.53)
Net asset value, end of period	$50.22
Total return on net asset value(b) **	1.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$13,182
Net operating expenses to average daily net assets(c) *	0.20%
Net investment income (loss) to average daily net assets*	4.64%
Portfolio turnover rate(d) **	43%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

GMO U.S. Quality ETF
	Period from July 1, 2025 through February 28, 2026	Year Ended June 30, 2025	Period from November 14, 2023 (commencement of operations) through June 30, 2024
Net asset value, beginning of period	$34.25	$31.01	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.19	0.30	0.19
Net realized & unrealized gain (loss)	4.54	3.14	5.96
Total from investment operations	4.73	3.44	6.15
Less distributions to shareholders:
From net investment income	(0.23)	(0.20)	(0.14)
Total distributions	(0.23)	(0.20)	(0.14)
Net asset value, end of period	$38.75	$34.25	$31.01
Total return on net asset value(b)	13.85%**	11.16%	24.62%(c) **
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,463,674	$2,010,274	$830,803
Net operating expenses to average daily net assets(d)	0.50%*	0.50%	0.50%*
Net investment income (loss) to average daily net assets	0.79%*	0.93%	1.01%*
Portfolio turnover rate(e)	4%**	15%	7%**

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	The NAV return is based on the start of day values on November 14, 2023.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Financial Highlights — (Continued)
(For a share outstanding throughout each period)

GMO U.S. Value ETF
	Period from July 1, 2025 through February 28, 2026	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.42	0.40
Net realized & unrealized gain (loss)	4.01	0.04
Total from investment operations	4.43	0.44
Less distributions to shareholders:
From net investment income	(0.44)	(0.18)
Total distributions	(0.44)	(0.18)
Net asset value, end of period	$29.25	$25.26
Total return on net asset value(b) **	17.72%	1.78%(c)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$80,734	$52,547
Net operating expenses to average daily net assets(d) *	0.50%	0.50%
Net investment income (loss) to average daily net assets*	2.34%	2.48%
Portfolio turnover rate(e) **	22%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(c)	The NAV return is based on the start of day values on October 29, 2024.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.
The accompanying notes are an integral part of the financial statements.

GMO ETF Trust
Notes to Financial Statements
February 28, 2026

1.
Organization
Each of GMO Beyond China ETF, GMO Domestic Resilience ETF (commenced operations on September 30, 2025), GMO Dynamic Allocation ETF (commenced operations on October 13, 2025), GMO International Quality ETF, GMO International Value ETF, GMO Systematic Investment Grade Credit ETF, GMO Ultra-Short Income ETF (commenced operations on October 27, 2025), GMO U.S. Quality ETF and GMO U.S. Value ETF (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of GMO ETF Trust (the “Trust”) (formerly known as The 2023 ETF Series Trust II), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).
Effective January 1, 2026 the fiscal year end of the Funds changed from June 30 to February 28/29. Each Fund which commenced operations prior to July 1, 2025 intends to file an automatic approval request with the Internal Revenue Service to adopt a February 28/29 tax year. Accordingly, the Funds’ financial statements and related notes include information for the eight-month period ended February 28, 2026 and the one-year period ended June 30 of prior years, if applicable.
The following table provides information about the Funds' principal investment objectives and benchmark (if any):
Fund Name	Benchmark	Investment Objective
GMO Beyond China ETF	Not Applicable	Total return
GMO Domestic Resilience ETF	Not Applicable	Total return
GMO Dynamic Allocation ETF	Not Applicable	Positive total return
GMO International Quality ETF	Not Applicable	Total return
GMO International Value ETF	Not Applicable	Total return
GMO Systematic Investment Grade Credit ETF	Bloomberg U.S. Corporate Index	Total return in excess of its benchmark
GMO Ultra-Short Income ETF	Not Applicable	Current income consistent with preservation of capital
GMO U.S. Quality ETF	Not Applicable	Total return
GMO U.S. Value ETF	Not Applicable	Total return
2.
Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
The Funds’ policies are in conformity with U.S. GAAP and have been consistently followed by the Funds in preparing the financial statements. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting.
Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.
Exchange-traded securities for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Shares of underlying funds and open-end registered investment companies are valued at their most recent net asset value.
Typically, the Funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO (if a reliable updated price for a fixed income security is not available when a Fund calculates its NAV, the Fund will generally use the most recent reliable price to value that security).
The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value each Funds' investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.
The following is a summary of the respective levels assigned to the Funds' securities and derivatives, if any, as of February 28, 2026:
Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF
Asset Valuation Inputs
Common Stocks	$17,109,450	$—	$—	$17,109,450
Short-Term Investments	65,875	—	—	65,875
Total Investments	17,175,325	—	—	17,175,325
Total	$17,175,325	$—	$—	$17,175,325

GMO Domestic Resilience ETF
Asset Valuation Inputs
Common Stocks	$38,691,119	$—	$—	$38,691,119
Short-Term Investments	582,323	—	—	582,323
Total Investments	39,273,442	—	—	39,273,442
Total	$39,273,442	$—	$—	$39,273,442

GMO Dynamic Allocation ETF
Asset Valuation Inputs
Investment Funds	$35,067,588	$—	$—	$35,067,588
Short-Term Investments	132,959	—	—	132,959
Total Investments	35,200,547	—	—	35,200,547
Total	$35,200,547	$—	$—	$35,200,547

GMO International Quality ETF
Asset Valuation Inputs
Common Stocks	$286,285,260	$—	$—	$286,285,260

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

Description	Level 1	Level 2	Level 3	Total
GMO International Quality ETF (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	1,053,795	—	—	1,053,795
Total Investments	287,339,055	—	—	287,339,055
Total	$287,339,055	$—	$—	$287,339,055

GMO International Value ETF
Asset Valuation Inputs
Common Stocks	$439,216,334	$—	$—	$439,216,334
Preferred Stocks	6,512,325	—	—	6,512,325
Short-Term Investments	2,635,456	—	—	2,635,456
Total Investments	448,364,115	—	—	448,364,115
Total	$448,364,115	$—	$—	$448,364,115

GMO Systematic Investment Grade Credit ETF
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$24,120,277	$—	$24,120,277
TOTAL DEBT OBLIGATIONS	—	24,120,277	—	24,120,277
Short-Term Investments	234,991	—	—	234,991
Total Investments	234,991	24,120,277	—	24,355,268
Total	$234,991	$24,120,277	$—	$24,355,268

GMO Ultra-Short Income ETF
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$9,424,208	$—	$9,424,208
U.S. Government	3,489,382	52,879	—	3,542,261
TOTAL DEBT OBLIGATIONS	3,489,382	9,477,087	—	12,966,469
Short-Term Investments	460,693	—	—	460,693
Total Investments	3,950,075	9,477,087	—	13,427,162
Total	$3,950,075	$9,477,087	$—	$13,427,162

GMO U.S. Quality ETF
Asset Valuation Inputs
Common Stocks	$3,455,393,860	$—	$—	$3,455,393,860
Short-Term Investments	25,611,015	—	—	25,611,015
Total Investments	3,481,004,875	—	—	3,481,004,875
Total	$3,481,004,875	$—	$—	$3,481,004,875

GMO U.S. Value ETF
Asset Valuation Inputs
Common Stocks	$80,272,719	$—	$—	$80,272,719

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Value ETF (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	315,100	—	—	315,100
Total Investments	80,587,819	—	—	80,587,819
Total	$80,587,819	$—	$—	$80,587,819
During the period from July 1, 2025 through February 28, 2026, there were no transfers into or out of Level 3 for the Funds.
Share Valuation
The net asset value (“NAV”) per share of each Fund is determined by dividing the value of the net assets of each of the Funds (i.e., the total value of a Fund's portfolio investments and other assets, less any liabilities) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.
Security Transactions and Investment Income
Security transactions are accounted for in the financial statements on trade date. Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.
Foreign Currency Translation
The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Dividends and Distributions
GMO Beyond China ETF, GMO Dynamic Allocation ETF, GMO International Quality ETF and GMO International Value ETF pay out dividends from net investment income, if any, at least annually.  GMO Domestic Resilience ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF pay out dividends from net investment income, if any, quarterly.  GMO Systematic Investment Grade Credit ETF and GMO Ultra-Short Income ETF pay out dividends from its net investment income, if any, monthly.  Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but a fund may make distributions on a more frequent basis for a fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”).  Brokers may make available to their customers who own shares of each Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of each Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:
Differences related to:	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Capital loss carryforwards				X	X			X	X
Dividend income and withholding tax reclaim reserves					X
Interest, accretion and amortization						X
Losses on wash sale transactions	X				X				X
Passive foreign investment company transactions	X				X
Redemption in-kind transactions		X		X	X	X		X	X
Federal Income and Foreign Tax Information
Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.
Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations.  As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to qualify and remit its tax liability, interest charges and related fees related to any recoveries (on behalf of its shareholders).
Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount.  Taxes related to capital gains realized during the period ended February 28, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.
Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.
The tax character of distributions declared by each Fund to shareholders is as follows:
Fund Name	Tax period ended February 28, 2026				Tax period/year ended June 30, 2025
	Federal Exempt Interest Income ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Federal Exempt Interest Income ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
GMO Beyond China ETF	—	448,040	—	448,040	—	—	—	—
GMO Domestic Resilience ETF	—	65,090	—	65,090	—	—	—	—
GMO Dynamic Allocation ETF	7,794	164,214	—	172,008	—	—	—	—
GMO International Quality ETF	—	629,950	—	629,950	—	8,600	—	8,600
GMO International Value ETF	—	5,768,340	—	5,768,340	—	216,070	—	216,070
GMO Systematic Investment Grade Credit ETF	—	442,160	—	442,160	—	—	—	—
GMO Ultra-Short Income ETF	—	78,280	—	78,280	—	—	—	—
GMO U.S. Quality ETF	—	16,215,144	—	16,215,144	—	8,909,490	—	8,909,490
GMO U.S. Value ETF	—	960,252	—	960,252	—	299,112	—	299,112
Distributions in excess of a Fund's tax basis earnings and profits, if significant, are reported in the Funds' financial statements as a return of capital.
As of February 28, 2026, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:
Fund Name	Undistributed Federal Exempt Interest Income ($)	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
GMO Beyond China ETF	—	212,052	—	—
GMO Domestic Resilience ETF	—	24,615	(112)	—
GMO Dynamic Allocation ETF	8,596	5,763	(13,389)	—
GMO International Quality ETF	—	121,666	(176,231)	—
GMO International Value ETF	—	1,609,635	(640,467)	—
GMO Systematic Investment Grade Credit ETF	—	90,925	—	(5,555)
GMO Ultra-Short Income ETF	—	44,090	(2,259)	—
GMO U.S. Quality ETF	—	2,578,429	(15,896,292)	—
GMO U.S. Value ETF	—	304,285	(1,240,980)	—

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:
Fund Name	Short-Term ($)	Long-Term ($)
GMO Beyond China ETF	—	—
GMO Domestic Resilience ETF	(112)	—
GMO Dynamic Allocation ETF	(13,389)	—
GMO International Quality ETF	(147,636)	(28,595)
GMO International Value ETF	(434,882)	(205,585)
GMO Systematic Investment Grade Credit ETF	—	—
GMO Ultra-Short Income ETF	(2,259)	—
GMO U.S. Quality ETF	(12,658,635)	(3,237,657)
GMO U.S. Value ETF	(1,167,376)	(73,604)
As of February 28, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:
Fund Name	Total Investments				Outstanding Financial Instruments
	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
GMO Beyond China ETF	13,046,755	4,489,585	(361,015)	4,128,570	—
GMO Domestic Resilience ETF	34,099,001	5,496,998	(322,557)	5,174,441	—
GMO Dynamic Allocation ETF	33,385,248	1,815,299	—	1,815,299	—
GMO International Quality ETF	266,112,481	34,321,192	(13,094,618)	21,226,574	—
GMO International Value ETF	380,513,119	68,959,056	(1,108,060)	67,850,996	—
GMO Systematic Investment Grade Credit ETF	24,206,834	220,549	(72,115)	148,434	—
GMO Ultra-Short Income ETF	13,425,669	5,062	(3,569)	1,493	—
GMO U.S. Quality ETF	3,170,853,455	494,855,298	(184,703,878)	310,151,420	—
GMO U.S. Value ETF	74,861,845	8,068,949	(2,342,975)	5,725,974	—
The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.
Purchase and Sale of Fund Shares
Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to NAV. Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.
Indemnification
Under the Funds’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.
Segment Reporting
The Officers of the Funds act as the Funds' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund's Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.
The accounting policies of the segment are the same as those described in Note 2. Significant Accounting Policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.
Recently-Issued Accounting Guidance
In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update, ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
3.
Investment Advisory Agreement and Other Services
Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary advisory fee payable at the annual rate equal to the percentage of each of the respective Funds' average daily net assets set forth in the table below:
	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Advisory fee	0.65%	0.50%	0.50%*	0.60%	0.60%	0.25%	0.20%	0.50%	0.50%

*
GMO has contractually agreed to waive or reduce its management fee, through at least November 2, 2026, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in underlying funds.

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the advisory fee; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
GMO Dynamic Allocation ETF incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended February 28, 2026 the Fund had annualized indirect fees and expenses of 0.28% of the Fund’s average daily net assets.
The Funds have adopted a Plan of Distribution (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of a Fund's average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.
State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds. State Street maintains all necessary records of the Funds.
4.
Organizational Expenses and Offering Costs
The Adviser (and not the Funds) has agreed to pay all of the Funds’ organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Funds are not reflected in the Funds’ Statements of Assets and Liabilities or Statements of Operations. The Funds are not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

5.
Investment Transactions
Purchases and sales of investments in securities, excluding in-kind transactions and short-term securities, for the period July 1, 2025 through February 28, 2026 were as follows:
Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investment (Non-U.S. Government Securities)	U.S. Government Securities	Investment (Non-U.S. Government Securities)
GMO Beyond China ETF	—	5,136,699	—	3,713,745
GMO Domestic Resilience ETF	—	3,227,311	—	9,929
GMO Dynamic Allocation ETF	—	2,517,252	—	1,669,800
GMO International Quality ETF	—	13,710,790	—	7,452,429
GMO International Value ETF	—	75,112,331	—	9,414,072
GMO Systematic Investment Grade Credit ETF	—	11,031,518	—	9,628,877
GMO Ultra-Short Income ETF	2,879,787	12,509,739	—	3,080,528
GMO U.S. Quality ETF	—	448,498,765	—	104,345,693
GMO U.S. Value ETF	—	31,327,853	—	13,278,123
In-kind transactions associated with creations and redemptions, for the period July 1, 2025 through February 28, 2026 were as follows:
Fund Name	Creations ($)	Redemptions ($)
GMO Beyond China ETF	946,592	—
GMO Domestic Resilience ETF	31,362,653	1,303,305
GMO Dynamic Allocation ETF	32,418,226	—
GMO International Quality ETF	208,645,804	5,067,124
GMO International Value ETF	209,098,266	62,618,118
GMO Systematic Investment Grade Credit ETF	20,121,189	3,780,480
GMO Ultra-Short Income ETF	—	—
GMO U.S. Quality ETF	1,209,604,587	413,334,957
GMO U.S. Value ETF	24,916,015	23,690,218

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

6.
Principal Risks
The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.
	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Management and Operational Risk	●	●	●	●	●	●	●	●	●
Market Risk – Equities	●	●	●	●	●			●	●
Market Disruption and Geopolitical Risk	●	●	●	●	●	●	●	●	●
ETF Risks	●	●	●	●	●	●	●	●	●
Focused Investment Risk	●	●	●	●	●	●		●	●
Illiquidity Risk	●	●	●		●	●			●
Smaller Company Risk	●	●	●	●	●	●			●
Non-U.S. Investment Risk	●		●	●	●	●
New/Smaller Fund Risk	●	●	●	●	●	●	●		●
Currency Risk	●		●	●	●
Market Risk - Fixed Income			●			●	●
Fund of Funds Risk	●		●	●				●
Credit Risk			●			●	●
Counterparty Risk	●		●			●	●
Derivatives and Short Sales Risk	●		●			●
Futures Contracts Risk			●			●
Leveraging Risk	●		●			●
Market Risk - Asset-Backed Securities			●				●
Commodities Risk			●
Large Shareholder Risk						●
Value Investing Risk			●
National Closed Market Trading Risk	●		●	●	●
Non-Diversified Fund				●			●
Investing in an ETF involves many risks. The risks of investing in the Funds depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The Statement of Additional Information includes more information about the Funds, their investments, and the related risks.
An investment in the Funds is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

• Management and Operational Risk. A Fund runs the risk that GMO's investment techniques will fail to produce intended results. For some Funds, GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements. In addition, GMO's models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO's assessment of an investment, including a security's fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
• Market Risk – Equities. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, a Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO's assessment proves to be incorrect or the market fails to recognize the equity's intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of a Fund's shares.
• Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund's investments.
• ETF Risks. Each Fund is an ETF and, as a result of this structure, is exposed to the following risks:
• Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
• Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because a Fund is an ETF, typically only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from a Fund. Retail investors cannot transact directly with a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value ("NAV") or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, a Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
• Trading Risk. Shares of a Fund may trade on the NYSE Arca, Inc. (the "Exchange") above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund's underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from a Fund's NAV. In addition, although a Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.
• Cash Transactions Risk. A Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, a Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause a Fund's shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to a Fund's NAV. In effecting creations and redemptions in exchange for cash, a Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on a Fund which would have the effect of decreasing a Fund's NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
• National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which a Fund's shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund's underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund's NAV that may be greater than those experienced by other ETFs.
• Focused Investment Risk. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
• Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
• Smaller Company Risk. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
• Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund's investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
• New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that a Fund will achieve an economically viable size, in which case it could ultimately liquidate.
• Currency Risk. Fluctuations in exchange rates can adversely affect the market value of a Fund's foreign currency holdings and investments denominated in foreign currencies.
• Market Risk – Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

• Fund of Funds Risk. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, a Fund indirectly bears its pro rata portion of an underlying fund's fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
• Credit Risk. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure.
Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund's investments and increase the volatility of a Fund's portfolio.
• Counterparty Risk. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by a Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return a Fund’s collateral or otherwise honor its obligations.
• Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
• Futures Contracts Risk. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of a Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of a Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.
• Leveraging Risk. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of a Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time a Fund liquidates assets to fund that redemption.
• Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of assetbacked securities (particularly below investment

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for assetbacked securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.
• Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund's shares to decline or fluctuate significantly in a rapid and unpredictable manner.
• Large Shareholder Risk. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy, a Fund is subject to the risk that a redemption by that shareholder or group will require a Fund to sell investments at disadvantageous prices, disrupt a Fund's operations, or force a Fund's liquidation.
• Value Investing Risk. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO's assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.
• Non-Diversified Fund. Each of GMO International Quality ETF and GMO Ultra-Short Income ETF is not a “diversified” investment company within the meaning of the 1940 Act. This means that the Fund is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on the Fund’s performance.
7.
Capital Share Transactions
Each of the Funds shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual shares of the Funds may only be purchased and sold on the Exchange through a broker-dealer at market price. Because shares of the Funds trade at market prices rather than at NAV, shares of the Funds may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Funds issue their shares to and redeem their shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of the Funds' shares known as Creation Units. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and as needed, a specified amount of cash.
Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares of the Funds in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.
A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Funds may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.
A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Funds may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Funds' shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds' securities to the account of the Trust.

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:
	Period Ended February 28, 2026		Period/Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
GMO Beyond China ETF(a) (b)
Shares sold	80,000	$2,673,260	400,000	$10,183,052
Net increase (decrease)	80,000	$2,673,260	400,000	$10,183,052

GMO Domestic Resilience ETF(c)
Shares sold	1,370,000	$35,153,181
Shares repurchased	(50,000)	(1,286,460)
Net increase (decrease)	1,320,000	$33,866,721

GMO Dynamic Allocation ETF(d)
Shares sold	1,290,000	$33,380,320
Net increase (decrease)	1,290,000	$33,380,320

GMO International Quality ETF(b) (e)
Shares sold	8,250,000	$215,884,485	2,200,000	$53,808,320
Shares repurchased	(200,000)	(5,278,850)	—	—
Net increase (decrease)	8,050,000	$210,605,635	2,200,000	$53,808,320

GMO International Value ETF(b) (e)
Shares sold	8,200,000	$281,564,840	6,200,000	$161,307,200
Shares repurchased	(2,000,000)	(66,215,610)	(600,000)	(16,938,680)
Net increase (decrease)	6,200,000	$215,349,230	5,600,000	$144,368,520

GMO Systematic Investment Grade Credit ETF (b) (f)
Shares sold	850,000	$21,985,375	250,000	$6,249,850
Shares repurchased	(150,000)	(3,869,325)	—	—
Net increase (decrease)	700,000	$18,116,050	250,000	$6,249,850

GMO Ultra-Short Income ETF(g)
Shares sold	262,500	$13,136,066
Net increase (decrease)	262,500	$13,136,066

GMO ETF Trust
Notes to Financial Statements — (Continued)
February 28, 2026

	Period Ended February 28, 2026		Period/Year Ended June 30, 2025		Period Ended June 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount
GMO U.S. Quality ETF(b) (h)
Shares sold	42,070,000	$1,557,147,863	40,110,000	$1,280,273,679	27,154,000	$779,492,154
Shares repurchased	(11,370,000)	(422,363,759)	(8,210,000)	(260,762,382)	(360,000)	(10,918,317)
Net increase (decrease)	30,700,000	$1,134,784,104	31,900,000	$1,019,511,297	26,794,000	$768,573,837

GMO U.S. Value ETF(b) (e)
Shares sold	1,600,000	$44,003,868	2,440,000	$61,325,856
Shares repurchased	(920,000)	(24,938,956)	(360,000)	(8,647,964)
Net increase (decrease)	680,000	$19,064,912	2,080,000	$52,677,892

(a)	The period under the heading “Period/Year Ended June 30, 2025” represents the period from February 13, 2025 (commencement of operations) through June 30, 2025.
(b)	The period under the heading “Period Ended February 28, 2026” represents the period from July 1, 2025 through February 28, 2026.
(c)	The period under the heading “Period Ended February 28, 2026” represents the period from September 30, 2025 (commencement of operations) through February 28, 2026.
(d)	The period under the heading “Period Ended February 28, 2026” represents the period from October 13, 2025 (commencement of operations) through February 28, 2026.
(e)	The period under the heading “Period/Year Ended June 30, 2025” represents the period from October 29, 2024 (commencement of operations) through June 30, 2025.
(f)	The period under the heading “Period/Year Ended June 30, 2025” represents the period from June 4, 2025 (commencement of operations) through June 30, 2025.
(g)	The period under the heading “Period Ended February 28, 2026” represents the period from October 27, 2025 (commencement of operations) through February 28, 2026.
(h)	The period under the heading “Period Ended June 30, 2024” represents the period from November 14, 2023 (commencement of operations) through June 30, 2024.
8.
Investments in affiliated companies and other Funds of the Trust
An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO ETF Trust or other funds managed by GMO. A summary of the Funds' transactions involving companies that are or were affiliates during the period ended February 28, 2026 is set forth below:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Dynamic Allocation ETF
GMO Domestic Resilience ETF	$—	$935,057	$—	$1,202	$—	$—	$119,729	$1,054,786
GMO International Quality ETF	—	1,673,705	—	1,144	—	—	88,957	1,762,662
GMO International Value ETF	—	3,196,510	—	19,018	—	—	412,730	3,609,240
GMO U.S. Quality ETF	—	3,313,903	—	4,127	—	—	43,523	3,357,426
GMO U.S. Value ETF	—	3,266,528	—	9,784	—	—	211,890	3,478,418
Totals	$—	$12,385,703	$—	$35,275	$—	$—	$876,829	$13,262,532

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of GMO ETF Trust and Shareholders of GMO Beyond China ETF, GMO Domestic Resilience ETF, GMO Dynamic Allocation ETF, GMO International Quality ETF, GMO International Value ETF, GMO Systematic Investment Grade Credit ETF, GMO Ultra-Short Income ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting GMO ETF Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
GMO Beyond China ETF
Statements of operations and of changes in net assets and the financial highlights for the periods July 1, 2025 through February 28, 2026 and
February 13, 2025 (commencement of operations) through June 30, 2025

GMO Domestic Resilience ETF	Statements of operations and of changes in net assets and the financial highlights for the period September 30, 2025 (commencement of operations) through February 28, 2026
GMO Dynamic Allocation ETF	Statements of operations and of changes in net assets and the financial highlights for the period October 13, 2025 (commencement of operations) through February 28, 2026
GMO International Quality ETF, GMO International Value ETF and GMO U.S. Value ETF
Statements of operations and of changes in net assets and the financial highlights for the periods July 1, 2025 through February 28, 2026 and
October 29, 2024 (commencement of operations) through June 30, 2025

GMO Systematic Investment Grade Credit Fund
Statements of operations and of changes in net assets and the financial highlights for the periods July 1, 2025 through February 28, 2026 and June
4, 2025 (commencement of operations) through June 30, 2025

GMO Ultra-Short Income ETF	Statements of operations and of changes in net assets and the financial highlights for the period October 27, 2025 (commencement of operations) through February 28, 2026
GMO U.S. Quality ETF
Statements of operations for the periods July 1, 2025 through February 28,
2026 and July 1, 2024 through June 30, 2025 and the statements of changes in net assets and the financial highlights for the periods July 1,
2025 through February 28, 2026, July 1, 2024 through June 30, 2025 and
November 14, 2023 (commencement of operations) through June 30, 2024

Basis for Opinions
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, MA
April 24, 2026
We have served as the auditor of one or more investment companies in the GMO mutual fund complex since 1985.

GMO ETF Trust
Tax Information for the Tax Period Ended February 28, 2026 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.
With respect to distributable earnings on a tax basis, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal period ended February 28, 2026:
Fund Name	Dividend Received Deduction (corporate shareholders) ($)	Qualified Dividend Income (non- corporate shareholders) ($)	U.S. Government Obligation Income ($)(1)	Interest- Related Dividend Income ($)(2)	Short- Term Capital Gain Dividends ($)(2)	Long- Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(3)	Foreign Source Income ($)(3)	Code Section 163(j) Interest- Related Dividend Income ($)(4)	Section 199A Dividend Income (non- corporate shareholders) ($)(5)	Federal Exempt- Interest Dividend ($)(6)
GMO Beyond China ETF	—	99,687	—	—	358,502	—	20,854	152,823	—	—	—
GMO Domestic Resilience ETF	138,546	143,530	—	2,289	—	—	—	—	2,289	—	—
GMO Dynamic Allocation ETF	15,154	74,124	65,457	62,782	—	—	8,492	68,412	40,223	—	16,390
GMO International Quality ETF	—	980,295	—	—	—	—	36,158	454,430	—	—	—
GMO International Value ETF	—	3,391,746	—	—	—	—	301,606	3,039,111	—	—	—
GMO Systematic Investment Grade Credit ETF	—	—	—	391,874	49,050	—	—	—	455,355	—	—
GMO Ultra-Short Income ETF	—	—	23,810	94,784	—	—	—	—	116,604	—	—
GMO U.S. Quality ETF	21,311,816	22,982,635	—	261,160	—	—	—	—	261,160	—	—
GMO U.S. Value ETF	1,083,994	1,103,233	—	—	—	—	—	—	—	18,629	—

(1)	All or a portion of these amounts may be exempt from taxation at the state level.
(2)
These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(3)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.
(4)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.
(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.
(6)
The Funds designate these amounts earned during the fiscal period ended February 28, 2026, as federal exempt-interest dividends. A portion of these amounts may be exempt from taxation at the state level.

In early 2027, the Funds or a financial intermediary will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms.

Investment Adviser
Grantham, Mayo, Van Otterloo & Co. LLC
53 State Street
Boston, MA 02109
Administrator, Transfer Agent and Custodian
State Street Bank & Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
101 Seaport Boulevard, Suite 500
Boston MA 02210
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of the shareholders of The 2023 ETF Series Trust II (the “Trust”) was held on October 16, 2025 to vote on the proposed election of Paul Braverman, Peter Tufano, Enrique Chang and Dina Santoro (the “Nominees”) as Trustees of the Trust. The election of each Nominee was approved by shareholders at the meeting, and no other business or proposals were brought or voted on at the meeting. Below is a report showing the votes cast at the shareholder meeting:

Nominee	Vote	Shares Voted	% Voted	% of Total Outstanding
Paul Braverman	FOR	43,400,433.655	99.530%	53.210%
	WITHHELD	204,992.583	0.470%	0.251%
Peter Tufano	FOR	43,384,559.544	99.494%	53.191%
	WITHHELD	220,866.694	0.506%	0.270%
Enrique Chang	FOR	43,394,943.094	99.518%	53.203%
	WITHHELD	210,483.144	0.482%	0.258%
Dina Santoro	FOR	43,401,346.482	99.532%	53.211%
	WITHHELD	204,079.756	0.468%	0.250%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(a)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Incorporated by reference to the Form N-CSR originally filed with the Securities and Exchange Commission on May 7, 2026 (Inline Viewer: GMO ETF Trust N-CSR 2026-02-28 .

(a)(2)	Not applicable.

(a)(3)	Certifications by the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GMO ETF Trust

By:	/s/ Tara Pari
Tara Pari
Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tara Pari
Tara Pari
Principal Executive Officer

Date:	May 26, 2026

By:	/s/ Betty Maganzini
Betty Maganzini
Principal Financial Officer

Date:	May 26, 2026